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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GEI U.S. EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                          NUMBER OF
                                                                             SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.2%
Bed Bath & Beyond, Inc.                                                      30,053              $   1,025,408 (a)
Carnival Corp.                                                               12,693                    614,722
Comcast Corp. (Class A)                                                      60,227                  1,443,039 (a,h)
General Motors Corp.                                                          4,002                    146,873
Kohl's Corp.                                                                  4,574                    262,227 (a)
Koninklijke Philips Electronics N.V. ADR                                      7,449                    334,758
Liberty Global, Inc. (Series C)                                               6,507                    251,561 (a)
Liberty Media Holding Corp - Capital (Series A)                               3,438                    429,166 (a)
Lowe's Companies, Inc.                                                       24,684                    691,646
News Corp. (Class A)                                                         13,837                    304,276
OfficeMax, Inc.                                                               1,144                     39,205
Omnicom Group, Inc.                                                          27,936                  1,343,442
Staples, Inc.                                                                 7,411                    159,262
Starwood Hotels & Resorts Worldwide, Inc.                                     3,145                    191,059
Target Corp.                                                                  9,372                    595,778
The Cheesecake Factory                                                        8,175                    191,867 (a)
Time Warner, Inc.                                                            31,448                    577,385
                                                                                                     8,601,674

CONSUMER STAPLES - 11.2%
Alberto-Culver Co.                                                            8,499                    210,690
Clorox Co.                                                                   10,063                    613,742
Colgate-Palmolive Co.                                                        10,635                    758,488
Diageo PLC ADR                                                                2,001                    175,548
General Mills, Inc.                                                          14,724                    854,139
Kellogg Co.                                                                     629                     35,224
Kimberly-Clark Corp.                                                         14,590                  1,025,093
McCormick & Company, Inc.                                                     4,278                    153,880
Nestle S.A. ADR                                                               2,116                    236,780
PepsiCo, Inc.                                                                31,086                  2,277,360 (h)
Procter & Gamble Co.                                                         35,870                  2,523,096
Sara Lee Corp.                                                                8,176                    136,457
The Coca-Cola Co.                                                             2,573                    147,870
Wal-Mart Stores, Inc.                                                         5,718                    249,591
                                                                                                     9,397,958

ENERGY - 9.8%
Apache Corp.                                                                  2,630                    236,858
Devon Energy Corp.                                                            5,094                    423,821
EOG Resources, Inc.                                                           3,431                    248,164
Exxon Mobil Corp.                                                            32,502                  3,008,385 (h)
Halliburton Co.                                                              18,231                    700,070
Hess Corp.                                                                   10,311                    685,991
Nabors Industries Ltd.                                                        1,430                     44,001 (a)
Occidental Petroleum Corp.                                                    2,573                    164,878
Schlumberger Ltd.                                                            13,325                  1,399,125
Suncor Energy, Inc.                                                           1,490                    141,267
Transocean Inc.                                                              10,549                  1,192,564 (a)
                                                                                                     8,245,124

FINANCIALS - 15.7%
ACE Ltd.                                                                      5,914                    358,211
Allstate Corp.                                                                7,891                    451,286
American International Group, Inc.                                           42,634                  2,884,190
AON Corp.                                                                     6,575                    294,626
Bank of America Corp.                                                         6,290                    316,198
Bank of New York Mellon Corp.                                                 9,720                    429,041
Berkshire Hathaway, Inc. (Class B)                                               17                     67,184 (a)
BlackRock Inc. (Class A)                                                        915                    158,670
CB Richard Ellis Group, Inc. (Class A)                                       14,408                    401,119 (a)
Chubb Corp.                                                                   5,546                    297,487
Citigroup, Inc.                                                              49,004                  2,287,017
Countrywide Financial Corp.                                                   6,705                    127,462
Federal Home Loan Mortgage Corp.                                             13,741                    810,856
Federal National Mortgage Assoc.                                              9,206                    559,817
Goldman Sachs Group, Inc.                                                       627                    135,896
Hartford Financial Services Group, Inc.                                       2,560                    236,928
HCC Insurance Holdings, Inc.                                                  4,368                    125,100
Merrill Lynch & Company, Inc.                                                 2,287                    163,017
Metlife, Inc.                                                                13,292                    926,851
State Street Corp.                                                           24,356                  1,660,105 (e)
SunTrust Banks, Inc.                                                          6,178                    467,489
                                                                                                    13,158,550

HEALTHCARE - 13.1%
Abbott Laboratories                                                          10,749                    576,361 (h)
Aetna, Inc.                                                                  12,532                    680,112
Amgen, Inc.                                                                  35,680                  2,018,418 (a)
Baxter International, Inc.                                                    9,650                    543,102
Boston Scientific Corp.                                                      10,364                    144,578 (a)
Bristol-Myers Squibb Co.                                                      8,005                    230,704
Covidien Ltd.                                                                 2,338                     97,027 (a)
DaVita, Inc.                                                                  4,974                    314,257 (a)
Genentech Inc.                                                                2,058                    160,565 (a)
Gilead Sciences, Inc.                                                         8,233                    336,483 (a)
GlaxoSmithKline PLC ADR                                                       3,972                    211,310
Hologic, Inc.                                                                 1,166                     71,126 (a)
Johnson & Johnson                                                             3,945                    259,187
Lincare Holdings Inc.                                                         4,288                    157,155 (a)
McKesson Corp.                                                                5,146                    302,533
Medco Health Solutions, Inc.                                                  1,944                    175,718 (a)
Medtronic Inc.                                                               16,338                    921,627
Novartis AG ADR                                                               1,315                     72,272
Pfizer Inc.                                                                  25,895                    632,615 (h)
Resmed, Inc.                                                                  8,034                    344,418 (a)
Thermo Electron Corp.                                                         2,459                    141,934 (a)
UnitedHealth Group, Inc.                                                     26,394                  1,278,261
Wyeth                                                                        29,630                  1,320,017
                                                                                                    10,989,780

INDUSTRIALS - 7.8%
ABB Ltd. ADR                                                                  9,148                    239,952
CAE, Inc.                                                                    18,298                    246,564
Cooper Industries Ltd.                                                        5,718                    292,133
Deere & Co.                                                                   2,573                    381,885
Dover Corp.                                                                  14,890                    758,646 (h)
Eaton Corp.                                                                   2,173                    215,214
Emerson Electric Co.                                                          8,605                    457,958
General Dynamics Corp.                                                        5,718                    482,999
Hexcel Corp.                                                                  6,748                    153,247 (a)
ITT Corp.                                                                     2,173                    147,612
Northrop Grumman Corp.                                                        1,258                     98,124
Pitney Bowes Inc.                                                             2,687                    122,044
Rockwell Collins, Inc.                                                        1,086                     79,321
Southwest Airlines Co.                                                        9,148                    135,390
Textron Inc.                                                                 17,124                  1,065,284
3M Co.                                                                        5,146                    481,563
United Technologies Corp.                                                    14,355                  1,155,290
WESCO International, Inc.                                                       972                     41,738 (a)
                                                                                                     6,554,964

INFORMATION TECHNOLOGY - 21.0%
Activision, Inc.                                                              6,861                    148,129 (a)
Affiliated Computer Services, Inc. (Class A)                                  1,601                     80,434 (a)
Analog Devices, Inc.                                                          9,434                    341,133
Automatic Data Processing, Inc.                                               8,005                    367,670
Cisco Systems, Inc.                                                          77,655                  2,571,157 (a)
Corning Incorporated                                                          6,290                    155,049
Dell, Inc.                                                                    2,573                     71,015 (a)
EMC Corp.                                                                     2,885                     60,008 (a)
Fidelity National Information Services, Inc.                                  3,554                    157,691
Hewlett-Packard Co.                                                           9,949                    495,361
Intel Corp.                                                                  63,509                  1,642,343
International Business Machines Corp.                                         6,175                    727,415
Intuit Inc.                                                                  16,010                    485,103 (a)
Lam Research Corp.                                                            1,830                     97,466 (a)
Maxim Integrated Products, Inc.                                              15,963                    468,514
Microchip Technology Inc.                                                    12,230                    444,194
Microsoft Corp.                                                              73,551                  2,166,812 (h)
Molex, Inc. (Class A)                                                        15,095                    382,809
National Semiconductor Corp.                                                 10,521                    285,330
Network Appliance, Inc.                                                       6,365                    171,282 (a)
Oracle Corp.                                                                 81,581                  1,766,229 (a)
Paychex, Inc.                                                                19,531                    800,771
QUALCOMM, Inc.                                                               28,090                  1,187,083
Salesforce.com, Inc.                                                          1,508                     77,391 (a)
Sun Microsystems, Inc.                                                       11,436                     64,156 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          18,166                    183,837
Texas Instruments Incorporated                                               10,348                    378,633
Western Union Co.                                                            55,233                  1,158,236
Yahoo! Inc.                                                                  25,664                    688,822 (a)
                                                                                                    17,624,073

MATERIALS - 2.8%
Barrick Gold Corp.                                                           19,480                    784,654
Freeport-McMoRan Copper & Gold Inc. (Class B)                                 3,585                    376,031
Kinross Gold Corp.                                                            2,784                     41,704 (a)
Monsanto Co.                                                                  7,870                    674,774
PAN American Silver Corp.                                                     4,574                    132,189 (a)
Praxair, Inc.                                                                 4,597                    385,045
                                                                                                     2,394,397

TELECOMMUNICATION SERVICES - 1.9%
AT&T, Inc.                                                                   13,385                    566,319
NII Holdings Inc. (Class B)                                                   4,959                    407,382 (a)
Sprint Nextel Corp. (Series 1)                                                7,147                    135,793
Verizon Communications Inc.                                                   8,748                    387,361 (h)
Vodafone Group, PLC ADR                                                       3,888                    141,134
                                                                                                     1,637,989

UTILITIES - 2.3%
American Electric Power Company, Inc.                                         1,372                     63,222
Constellation Energy Group, Inc.                                              3,030                    259,944
Dominion Resources, Inc.                                                      9,575                    807,173
Edison International                                                          3,431                    190,249
Entergy Corp.                                                                 2,688                    291,084
FPL Group, Inc.                                                               3,218                    195,912
PG&E Corp.                                                                    3,493                    166,965
                                                                                                     1,974,549

TOTAL COMMON STOCK                                                                                  80,579,058
(COST $70,650,050)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.0%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            14,558                    499,631 (n)
Industrial Select Sector SPDR Fund                                           50,068                  2,056,793 (n)

TOTAL EXCHANGE TRADED FUNDS
(COST $1,829,028)                                                                                    2,556,424

TOTAL INVESTMENTS IN SECURITIES
(COST $72,479,078)                                                                                  83,135,482

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.4%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%
(COST $1,156,326)                                                         1,156,326                  1,156,326 (d,l)

TOTAL INVESTMENTS
(COST $73,635,404)                                                                                  84,291,808

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                  (207,067)
                                                                                                   -----------
NET ASSETS  - 100.0%                                                                               $84,084,741
                                                                                                   ===========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                                          CURRENT
                                                      EXPIRATION          NUMBER OF       NOTIONAL        UNREALIZED
DESCRIPTION                                             DATE              CONTRACTS         VALUE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                             December 1 2007              1          $384,525          $1,088


GEI S&P 500 INDEX

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                               NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.1%
Abercrombie & Fitch Co. (Class A)                                         3,000                   $   242,100
Amazon.Com, Inc.                                                         10,800                     1,006,020 (a)
Apollo Group, Inc. (Class A)                                              5,000                       300,750 (a)
Autonation, Inc.                                                          4,772                        84,560 (a)
Autozone, Inc.                                                            1,644                       190,934 (a)
Bed Bath & Beyond, Inc.                                                   9,700                       330,964 (a)
Best Buy Company, Inc.                                                   14,300                       658,086
Big Lots, Inc.                                                            3,900                       116,376 (a)
Black & Decker Corp.                                                      2,307                       192,173
Brunswick Corp.                                                           3,368                        76,992
Carnival Corp.                                                           15,600                       755,508
CBS Corp.                                                                24,109                       759,434
Centex Corp.                                                              4,120                       109,468
Circuit City Stores, Inc.                                                 5,226                        41,338
Clear Channel Communications, Inc.                                       17,500                       655,200
Coach, Inc.                                                              13,100                       619,237 (a)
Comcast Corp. (Class A)                                                 108,858                     2,632,186 (a)
D.R. Horton, Inc.                                                         9,700                       124,257
Darden Restaurants, Inc.                                                  5,029                       210,514
Dillard's, Inc. (Class A)                                                 2,295                        50,100
DIRECTV Group, Inc.                                                      27,300                       662,844 (a)
Dow Jones & Company, Inc.                                                 2,142                       127,877
Eastman Kodak Co.                                                        10,175                       272,283
Family Dollar Stores, Inc.                                                5,400                       143,424
Ford Motor Co.                                                           73,299                       622,309 (a)
Fortune Brands, Inc.                                                      5,441                       443,387
Gannett Company, Inc.                                                     8,308                       363,060
General Motors Corp.                                                     20,047                       735,725
Genuine Parts Co.                                                         5,996                       299,800
Goodyear Tire & Rubber Co.                                                7,319                       222,571 (a)
H&R Block, Inc.                                                          11,408                       241,621
Harley-Davidson, Inc.                                                     9,100                       420,511
Harman International Industries Inc.                                      2,300                       198,996
Harrah's Entertainment, Inc.                                              6,635                       576,781
Hasbro, Inc.                                                              5,496                       153,228
Hilton Hotels Corp.                                                      13,488                       627,057
Home Depot, Inc.                                                         59,518                     1,930,764
IAC/InterActiveCorp.                                                      7,700                       228,459 (a)
International Game Technology                                            11,800                       508,580
Interpublic Group of Companies, Inc.                                     16,830                       174,695 (a)
J.C. Penney Company, Inc.                                                 7,987                       506,136
Johnson Controls, Inc.                                                    6,982                       824,644
Jones Apparel Group, Inc.                                                 3,500                        73,955
KB Home                                                                   2,860                        71,672
Kohl's Corp.                                                             11,400                       653,562 (a)
Leggett & Platt, Incorporated                                             6,300                       120,708
Lennar Corp. (Class A)                                                    4,800                       108,720
Limited Brands, Inc.                                                     11,988                       274,405
Liz Claiborne Inc.                                                        3,830                       131,484
Lowe's Companies, Inc.                                                   52,456                     1,469,817
Macy's, Inc.                                                             16,230                       524,554
Marriott International Inc. (Class A)                                    11,644                       506,165
Mattel, Inc.                                                             13,951                       327,290
McDonald's Corp.                                                         41,690                     2,270,854
McGraw-Hill Companies Inc.                                               12,140                       618,047
Meredith Corp.                                                            1,298                        74,375
New York Times Co. (Class A)                                              5,188                       102,515
Newell Rubbermaid Inc.                                                    9,856                       284,050
News Corp. (Class A)                                                     81,300                     1,787,787
Nike Inc. (Class B)                                                      13,408                       786,513
Nordstrom, Inc.                                                           6,963                       326,495
Office Depot, Inc.                                                        9,800                       202,076 (a)
OfficeMax, Inc.                                                           2,623                        89,890
Omnicom Group, Inc.                                                      11,700                       562,653
Polo Ralph Lauren Corp. (Class A)                                         2,200                       171,050
Pulte Homes, Inc.                                                         7,388                       100,551
RadioShack Corp.                                                          4,656                        96,193
Sears Holdings Corp.                                                      2,619                       333,137 (a)
Snap-On Incorporated                                                      2,009                        99,526
Staples, Inc.                                                            25,250                       542,623
Starbucks Corp.                                                          26,200                       686,440 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                 7,600                       461,700
Target Corp.                                                             29,652                     1,884,978
The E.W. Scripps Co. (Class A)                                            2,900                       121,800
The Gap, Inc.                                                            18,718                       345,160
The Sherwin-Williams Co.                                                  3,863                       253,838
The Stanley Works                                                         3,026                       169,849
The Walt Disney Co.                                                      69,237                     2,381,060
Tiffany & Co.                                                             4,900                       256,515
Time Warner, Inc.                                                       132,414                     2,431,121 (h)
TJX Companies, Inc.                                                      16,080                       467,446
Tribune Co.                                                               3,030                        82,780
VF Corp.                                                                  3,102                       250,487
Viacom Inc. (Class B)                                                    24,313                       947,478 (a)
Wendy's International, Inc.                                               2,731                        95,339
Whirlpool Corp.                                                           2,743                       244,401
Wyndham Worldwide Corp.                                                   6,549                       214,545
Yum! Brands, Inc.                                                        18,544                       627,344
                                                                                                   44,073,897

CONSUMER STAPLES - 9.3%
Altria Group, Inc.                                                       73,679                     5,122,901
Anheuser-Busch Companies, Inc.                                           26,508                     1,325,135 (h)
Archer-Daniels-Midland Co.                                               23,086                       763,685
Avon Products, Inc.                                                      15,528                       582,766
Brown-Forman Corp. (Class B)                                              2,758                       206,602
Campbell Soup Co.                                                         7,676                       284,012
Clorox Co.                                                                4,684                       285,677
Coca-Cola Enterprises, Inc.                                               9,900                       239,778
Colgate-Palmolive Co.                                                    17,772                     1,267,499
ConAgra Foods, Inc.                                                      17,568                       459,052
Constellation Brands, Inc. (Class A)                                      6,800                       164,628 (a)
Costco Wholesale Corp.                                                   15,766                       967,559
CVS Corp.                                                                52,127                     2,065,793
Dean Foods Co.                                                            4,700                       120,226
General Mills, Inc.                                                      11,622                       674,192
HJ Heinz Co.                                                             11,497                       531,161
Kellogg Co.                                                               8,890                       497,840
Kimberly-Clark Corp.                                                     15,036                     1,056,429
Kraft Foods, Inc. (Class A)                                              56,040                     1,933,940
McCormick & Company, Inc.                                                 4,300                       154,671
Molson Coors Brewing Co. (Class B)                                        2,399                       239,108
Pepsi Bottling Group, Inc.                                                4,700                       174,699
PepsiCo, Inc.                                                            57,074                     4,181,241
Procter & Gamble Co.                                                    110,145                     7,747,599
Reynolds American Inc.                                                    6,000                       381,540
Safeway Inc.                                                             15,600                       516,516
Sara Lee Corp.                                                           25,957                       433,222
Supervalu Inc.                                                            7,313                       285,280
Sysco Corp.                                                              21,844                       777,428
The Coca-Cola Co.                                                        70,251                     4,037,325 (h)
The Estee Lauder Companies Inc. (Class A)                                 4,100                       174,086
The Hershey Co.                                                           6,084                       282,358
The Kroger Co.                                                           25,030                       713,856
Tyson Foods, Inc. (Class A)                                               8,900                       158,865
UST Inc.                                                                  5,679                       281,678
Walgreen Co.                                                             34,900                     1,648,676
Wal-Mart Stores, Inc.                                                    84,924                     3,706,933
Whole Foods Market, Inc.                                                  4,900                       239,904
WM Wrigley Jr. Co.                                                        7,585                       487,185
                                                                                                   45,171,045

ENERGY - 11.5%
Anadarko Petroleum Corp.                                                 16,356                       879,135
Apache Corp.                                                             11,448                     1,031,007
Baker Hughes Incorporated                                                11,150                     1,007,626
BJ Services Co.                                                          10,400                       276,120
Chesapeake Energy Corp.                                                  14,500                       511,270
Chevron Corp.                                                            75,369                     7,053,031
ConocoPhillips                                                           57,288                     5,028,168
Consol Energy, Inc.                                                       6,400                       298,240
Devon Energy Corp.                                                       15,492                     1,288,934
El Paso Corp.                                                            24,782                       420,551
ENSCO International Inc.                                                  5,300                       297,330
EOG Resources, Inc.                                                       8,600                       622,038
Exxon Mobil Corp.                                                       195,226                    18,070,119 (h)
Halliburton Co.                                                          31,791                     1,220,774
Hess Corp.                                                                9,670                       643,345 (h)
Marathon Oil Corp.                                                       23,842                     1,359,471
Murphy Oil Corp.                                                          6,700                       468,263
Nabors Industries Ltd.                                                   10,000                       307,700 (a)
National Oilwell Varco, Inc.                                              6,100                       881,450 (a)
Noble Corp.                                                               9,400                       461,070
Occidental Petroleum Corp.                                               29,120                     1,866,010
Peabody Energy Corp.                                                      9,400                       449,978
Rowan Companies, Inc.                                                     3,877                       141,821
Schlumberger Ltd.                                                        41,960                     4,405,800
Smith International, Inc.                                                 7,100                       506,940
Spectra Energy Corp.                                                     22,277                       545,341
Sunoco, Inc.                                                              4,276                       302,655
Tesoro Corp.                                                              4,800                       220,896
The Williams Companies, Inc.                                             21,186                       721,595
Transocean Inc.                                                          10,166                     1,149,266 (a)
Valero Energy Corp.                                                      19,100                     1,283,138
Weatherford International Ltd.                                           11,900                       799,442 (a)
XTO Energy, Inc.                                                         13,533                       836,881
                                                                                                   55,355,405

FINANCIALS - 19.5%
ACE Ltd.                                                                 11,500                       696,555
AFLAC Incorporated                                                       17,000                       969,680
Allstate Corp.                                                           21,076                     1,205,336 (h)
AMBAC Financial Group, Inc.                                               3,600                       226,476
American Capital Strategies Ltd.                                          6,200                       264,926
American Express Co.                                                     41,522                     2,465,161 (h)
American International Group, Inc.                                       90,709                     6,136,464 (h)
Ameriprise Financial, Inc.                                                8,304                       524,065
AON Corp.                                                                10,336                       463,156
Apartment Investment & Management Co. (Class A) (REIT)                    3,400                       153,442
Archstone-Smith Trust (REIT)                                              7,900                       475,106
Assurant, Inc.                                                            3,500                       187,250
AvalonBay Communities, Inc. (REIT)                                        2,800                       330,568
Banco Bilbao Vizcaya Argentaria S.A. ADR                                      1                            25
Bank of America Corp.                                                   156,193                     7,851,822
Bank of New York Mellon Corp.                                            39,303                     1,734,834
BB&T Corp.                                                               19,200                       775,488
Boston Properties, Inc. (REIT)                                            4,200                       436,380
Capital One Financial Corp.                                              14,325                       951,610
CB Richard Ellis Group, Inc. (Class A)                                    6,500                       180,960 (a)
Charles Schwab Corp.                                                     32,211                       695,758
Chubb Corp.                                                              14,194                       761,366
Cincinnati Financial Corp.                                                6,092                       263,845
CIT Group, Inc.                                                           6,900                       277,380
Citigroup, Inc.                                                         175,102                     8,172,010 (h)
CME Group Inc.                                                            1,870                     1,098,345
Comerica Incorporated                                                     5,556                       284,912
Commerce Bancorp Inc.                                                     6,800                       263,704
Countrywide Financial Corp.                                              20,798                       395,370
Developers Diversified Realty Corp. (REIT)                                4,400                       245,828
Discover Financial Services                                              16,798                       349,398 (a)
E*Trade Financial Corp.                                                  15,100                       197,206 (a)
Equity Residential (REIT)                                                10,300                       436,308
Federal Home Loan Mortgage Corp.                                         22,965                     1,355,165
Federal National Mortgage Assoc.                                         33,976                     2,066,081
Federated Investors Inc. (Class B)                                        3,100                       123,070
Fifth Third Bancorp                                                      19,416                       657,814
First Horizon National Corp.                                              4,400                       117,304
Franklin Resources, Inc.                                                  5,800                       739,500
General Growth Properties, Inc. (REIT)                                    8,700                       466,494
Genworth Financial, Inc. (Class A)                                       15,600                       479,388
Goldman Sachs Group, Inc.                                                14,300                     3,099,382
Hartford Financial Services Group, Inc.                                  11,004                     1,018,420
Host Hotels & Resorts Inc. (REIT)                                        18,500                       415,140
Hudson City Bancorp, Inc.                                                17,100                       262,998
Huntington Bancshares Incorporated                                       12,934                       219,619
IntercontinentalExchange, Inc.                                            2,400                       364,560 (a)
Janus Capital Group, Inc.                                                 6,400                       180,992
JP Morgan Chase & Co.                                                   119,776                     5,488,136 (h)
Keycorp                                                                  13,828                       447,059
Kimco Realty Corp. (REIT)                                                 8,000                       361,680
Legg Mason, Inc.                                                          4,600                       387,734
Lehman Brothers Holdings, Inc.                                           18,500                     1,142,005
Leucadia National Corp.                                                   5,500                       265,210
Lincoln National Corp.                                                    9,542                       629,486
Loews Corp.                                                              15,396                       744,397
M&T Bank Corp.                                                            2,700                       279,315
Marsh & McLennan Companies, Inc.                                         19,608                       500,004
Marshall & Ilsley Corp.                                                   9,200                       402,684
MBIA Inc.                                                                 4,535                       276,862
Merrill Lynch & Company, Inc.                                            30,334                     2,162,208
Metlife, Inc.                                                            25,800                     1,799,034
MGIC Investment Corp.                                                     2,959                        95,605
Moody's Corp.                                                             8,084                       407,434
Morgan Stanley                                                           36,896                     2,324,448
National City Corp.                                                      22,291                       559,281
Northern Trust Corp.                                                      6,700                       444,009
Plum Creek Timber Company, Inc. (REIT)                                    6,200                       277,512
PNC Financial Services Group, Inc.                                       11,908                       810,935
Principal Financial Group, Inc.                                           9,400                       593,046
Prologis (REIT)                                                           9,100                       603,785
Prudential Financial, Inc.                                               16,300                     1,590,554
Public Storage, Inc. (REIT)                                               4,300                       338,195
Regions Financial Corp.                                                  24,868                       733,109
Safeco Corp.                                                              3,781                       231,473
Simon Property Group, Inc. (REIT)                                         7,900                       790,000
SLM Corp.                                                                14,500                       720,215
Sovereign Bancorp, Inc.                                                  12,850                       218,964
State Street Corp.                                                       14,000                       954,240 (e)
SunTrust Banks, Inc.                                                     12,329                       932,935
Synovus Financial Corp.                                                  11,550                       323,978
T Rowe Price Group, Inc.                                                  9,400                       523,486
The Bear Stearns Companies Inc.                                           4,169                       511,995
The Progressive Corp.                                                    26,000                       504,660
Torchmark Corp.                                                           3,400                       211,888
Travelers Companies, Inc.                                                23,099                     1,162,804
UnumProvident Corp.                                                      12,789                       312,947
US Bancorp                                                               60,699                     1,974,538
Vornado Realty Trust (REIT)                                               4,600                       503,010
Wachovia Corp.                                                           66,888                     3,354,433
Washington Mutual Inc.                                                   30,881                     1,090,408
Wells Fargo & Co.                                                       117,036                     4,168,822
XL Capital Ltd.                                                           6,600                       522,720
Zions Bancorporation                                                      3,900                       267,813
                                                                                                   93,981,717

HEALTHCARE - 11.4%
Abbott Laboratories                                                      53,796                     2,884,542 (h)
Aetna, Inc.                                                              18,208                       988,148
Allergan, Inc.                                                           10,904                       702,981
AmerisourceBergen Corp.                                                   6,342                       287,483
Amgen, Inc.                                                              37,948                     2,146,718 (a,h)
Applera Corp - Applied Biosystems Group                                   6,500                       225,160
Barr Pharmaceuticals, Inc.                                                3,900                       221,949 (a)
Bausch & Lomb Inc.                                                        1,928                       123,392
Baxter International, Inc.                                               22,648                     1,274,629
Becton Dickinson & Co.                                                    8,670                       711,374
Biogen Idec, Inc.                                                        10,100                       669,933 (a)
Boston Scientific Corp.                                                  46,960                       655,092 (a)
Bristol-Myers Squibb Co.                                                 68,708                     1,980,165 (h)
C.R. Bard, Inc.                                                           3,702                       326,479
Cardinal Health, Inc.                                                    12,601                       787,941
Celgene Corp.                                                            13,400                       955,554 (a)
Cigna Corp.                                                              10,189                       542,972
Coventry Healthcare, Inc.                                                 5,500                       342,155 (a)
Covidien Ltd.                                                            17,559                       728,699 (a)
Eli Lilly & Co.                                                          34,416                     1,959,303
Express Scripts, Inc.                                                     9,100                       507,962 (a)
Forest Laboratories, Inc.                                                11,200                       417,648 (a)
Genzyme Corp.                                                             9,300                       576,228 (a)
Gilead Sciences, Inc.                                                    32,400                     1,324,188 (a)
Hospira, Inc.                                                             5,539                       229,592 (a)
Humana Inc.                                                               5,927                       414,179 (a)
IMS Health Inc.                                                           6,957                       213,162
Johnson & Johnson                                                       101,593                     6,674,660
King Pharmaceuticals, Inc.                                                8,833                       103,523 (a)
Laboratory Corp of America Holdings                                       4,200                       328,566 (a)
Manor Care, Inc.                                                          2,537                       163,383
McKesson Corp.                                                           10,461                       615,002
Medco Health Solutions, Inc.                                              9,883                       893,324 (a)
Medtronic Inc.                                                           40,232                     2,269,487
Merck & Company, Inc.                                                    75,950                     3,925,856
Millipore Corp.                                                           1,945                       147,431 (a)
Mylan Laboratories Inc.                                                   8,800                       140,448
Patterson Companies, Inc.                                                 4,900                       189,189 (a)
PerkinElmer, Inc.                                                         4,410                       128,816
Pfizer Inc.                                                             243,831                     5,956,791
Quest Diagnostics Inc.                                                    5,600                       323,512
Schering-Plough Corp.                                                    57,002                     1,802,973 (h)
St. Jude Medical, Inc.                                                   11,992                       528,487 (a)
Stryker Corp.                                                             8,352                       574,284
Tenet Healthcare Corp.                                                   16,695                        56,095 (a)
Thermo Electron Corp.                                                    14,928                       861,644 (a)
UnitedHealth Group, Inc.                                                 46,876                     2,270,205
Varian Medical Systems, Inc.                                              4,500                       188,505 (a)
Waters Corp.                                                              3,600                       240,912 (a)
Watson Pharmaceuticals, Inc.                                              3,600                       116,640 (a)
WellPoint, Inc.                                                          21,400                     1,688,888 (a)
Wyeth                                                                    47,054                     2,096,256 (h)
Zimmer Holdings, Inc.                                                     8,200                       664,118 (a)
                                                                                                   55,146,623

INDUSTRIALS - 11.3%
Allied Waste Industries, Inc.                                             9,000                       114,750 (a)
American Standard Companies, Inc.                                         6,100                       217,282
Avery Dennison Corp.                                                      3,255                       185,600
Boeing Co.                                                               27,516                     2,888,905 (h)
Burlington Northern Santa Fe Corp.                                       10,574                       858,292
Caterpillar, Inc.                                                        22,332                     1,751,499
CH Robinson Worldwide, Inc.                                               6,100                       331,169
Cintas Corp.                                                              4,800                       178,080
Cooper Industries Ltd.                                                    6,442                       329,122
CSX Corp.                                                                15,476                       661,289
Cummins, Inc.                                                             3,678                       470,379
Danaher Corp.                                                             8,400                       694,764
Deere & Co.                                                               7,920                     1,175,486
Dover Corp.                                                               7,258                       369,795
Eaton Corp.                                                               5,200                       515,008
Emerson Electric Co.                                                     27,748                     1,476,749
Equifax, Inc.                                                             5,100                       194,412
FedEx Corp.                                                              10,860                     1,137,585
Fluor Corp.                                                               3,052                       439,427
General Dynamics Corp.                                                   14,264                     1,204,880
General Electric Co.                                                    360,595                    14,928,633 (m)
Goodrich Corp.                                                            4,401                       300,280
Honeywell International Inc.                                             26,343                     1,566,618
Illinois Tool Works Inc.                                                 14,294                       852,494
Ingersoll-Rand Company Ltd. (Class A)                                    10,698                       582,720
ITT Corp.                                                                 6,426                       436,518
L-3 Communications Holdings, Inc.                                         4,400                       449,416
Lockheed Martin Corp.                                                    12,352                     1,340,068
Masco Corp.                                                              13,390                       310,246
Monster Worldwide, Inc.                                                   4,400                       149,864 (a)
Norfolk Southern Corp.                                                   13,901                       721,601
Northrop Grumman Corp.                                                   11,922                       929,916
Paccar Inc.                                                               8,615                       734,429
Pall Corp.                                                                4,278                       166,414
Parker Hannifin Corp.                                                     4,115                       460,180
Pitney Bowes Inc.                                                         7,732                       351,187
Precision Castparts Corp.                                                 4,700                       695,506
Raytheon Co.                                                             15,424                       984,360
Robert Half International Inc.                                            5,800                       173,188
Rockwell Automation, Inc.                                                 5,568                       387,032
Rockwell Collins, Inc.                                                    5,868                       428,599
RR Donnelley & Sons Co.                                                   7,752                       283,413
Ryder System, Inc.                                                        2,131                       104,419
Southwest Airlines Co.                                                   27,649                       409,205
Terex Corp.                                                               3,600                       320,472 (a)
Textron Inc.                                                              8,636                       537,246
3M Co.                                                                   25,180                     2,356,344
Tyco International Ltd.                                                  17,159                       760,830
Union Pacific Corp.                                                       9,554                     1,080,175
United Parcel Service Inc. (Class B)                                     37,100                     2,786,210
United Technologies Corp.                                                34,772                     2,798,451
W.W. Grainger, Inc.                                                       2,482                       226,334
Waste Management, Inc.                                                   18,312                       691,095
                                                                                                   54,497,936

INFORMATION TECHNOLOGY - 15.9%
Adobe Systems Incorporated                                               20,784                       907,429 (a,h)
Advanced Micro Devices, Inc.                                             19,574                       258,377 (a,h)
Affiliated Computer Services, Inc. (Class A)                              3,500                       175,840 (a)
Agilent Technologies, Inc.                                               13,985                       515,767 (a)
Akamai Technologies, Inc.                                                 5,800                       166,634 (a)
Altera Corp.                                                             12,400                       298,592
Analog Devices, Inc.                                                     11,600                       419,456
Apple Computer, Inc.                                                     30,340                     4,658,404 (a)
Applied Materials, Inc.                                                  47,900                       991,530 (h)
Autodesk, Inc.                                                            8,148                       407,156 (a)
Automatic Data Processing, Inc.                                          18,693                       858,569
Avaya, Inc.                                                              15,901                       269,681 (a)
BMC Software, Inc.                                                        7,200                       224,856 (a)
Broadcom Corp. (Class A)                                                 16,450                       599,438 (a)
CA, Inc.                                                                 14,500                       372,940
Ciena Corp.                                                               2,742                       104,415 (a)
Cisco Systems, Inc.                                                     214,396                     7,098,652 (a,h)
Citrix Systems, Inc.                                                      6,400                       258,048 (a)
Cognizant Technology Solutions Corp. (Class A)                            5,100                       406,827 (a)
Computer Sciences Corp.                                                   6,182                       345,574 (a)
Compuware Corp.                                                          11,000                        88,220 (a)
Convergys Corp.                                                           5,000                        86,800 (a)
Corning Incorporated                                                     54,639                     1,346,851
Dell, Inc.                                                               79,348                     2,190,005 (a,h)
eBay, Inc.                                                               39,400                     1,537,388 (a)
Electronic Arts, Inc.                                                    10,900                       610,291 (a)
Electronic Data Systems Corp.                                            18,000                       393,120
EMC Corp.                                                                73,014                     1,518,691 (a)
Fidelity National Information Services, Inc.                              5,800                       257,346
Fiserv, Inc.                                                              5,950                       302,617 (a)
Google, Inc. (Class A)                                                    8,130                     4,611,905 (a)
Hewlett-Packard Co.                                                      90,747                     4,518,293
Intel Corp.                                                             205,565                     5,315,911
International Business Machines Corp.                                    47,730                     5,622,594
Intuit Inc.                                                              12,100                       366,630 (a)
Jabil Circuit, Inc.                                                       6,300                       143,892
JDS Uniphase Corp.                                                        7,250                       108,460 (a)
Juniper Networks, Inc.                                                   18,200                       666,302 (a)
Kla-Tencor Corp.                                                          6,800                       379,304
Lexmark International Inc. (Class A)                                      3,300                       137,049 (a)
Linear Technology Corp.                                                   7,600                       265,924
LSI Logic Corp.                                                          25,292                       187,667 (a)
MEMC Electronic Materials, Inc.                                           7,900                       464,994 (a)
Microchip Technology Inc.                                                 7,700                       279,664
Micron Technology, Inc.                                                  26,654                       295,859 (a)
Microsoft Corp.                                                         283,811                     8,361,072 (h)
Molex, Inc.                                                               5,150                       138,690
Motorola, Inc.                                                           80,550                     1,492,592
National Semiconductor Corp.                                              8,466                       229,598
NCR Corp.                                                                 6,400                       318,720 (a)
Network Appliance, Inc.                                                  13,100                       352,521 (a)
Novell, Inc.                                                             12,866                        98,296 (a)
Novellus Systems, Inc.                                                    4,500                       122,670 (a)
Nvidia Corp.                                                             19,200                       695,808 (a)
Oracle Corp.                                                            138,452                     2,997,486 (a)
Paychex, Inc.                                                            12,025                       493,025
QLogic Corp.                                                              5,700                        76,665 (a)
QUALCOMM, Inc.                                                           58,300                     2,463,758
SanDisk Corp.                                                             8,000                       440,800 (a)
Solectron Corp.                                                          30,900                       120,510 (a)
Sun Microsystems, Inc.                                                  126,260                       708,319 (a)
Symantec Corp.                                                           31,845                       617,156 (a)
Tektronix, Inc.                                                           2,576                        71,458
Tellabs, Inc.                                                            15,452                       147,103 (a)
Teradyne, Inc.                                                            6,700                        92,460 (a)
Texas Instruments Incorporated                                           49,936                     1,827,158
Tyco Electronics Ltd.                                                    17,559                       622,115
Unisys Corp.                                                             10,709                        70,894 (a)
VeriSign Inc.                                                             8,700                       293,538 (a)
Western Union Co.                                                        27,360                       573,739
Xerox Corp.                                                              33,090                       573,781 (a)
Xilinx, Inc.                                                             10,500                       274,470
Yahoo! Inc.                                                              47,420                     1,272,753 (a)
                                                                                                   76,581,117

MATERIALS - 3.1%
Air Products & Chemicals, Inc.                                            7,632                       746,104 (h)
Alcoa, Inc.                                                              30,140                     1,179,077 (h)
Allegheny Technologies Incorporated                                       3,651                       401,427
Ashland, Inc.                                                             2,007                       120,841
Ball Corp.                                                                3,616                       194,360
Bemis Co.                                                                 3,662                       106,601
Domtar Corp.                                                                 11                            90 (a)
Dow Chemical Co.                                                         33,194                     1,429,334
E.I. du Pont de Nemours and Co.                                          32,113                     1,591,520
Eastman Chemical Co.                                                      3,059                       204,127
Ecolab Inc.                                                               6,252                       295,094
Freeport-McMoRan Copper & Gold Inc. (Class B)                            13,055                     1,369,339
Hercules Incorporated                                                     4,228                        88,873
International Flavors & Fragrances Inc.                                   2,747                       145,206
International Paper Co.                                                  15,375                       551,501
MeadWestvaco Corp.                                                        6,500                       191,945
Monsanto Co.                                                             18,916                     1,621,858
Newmont Mining Corp.                                                     15,928                       712,459
Nucor Corp.                                                              10,636                       632,523
Pactiv Corp.                                                              4,248                       121,748 (a)
PPG Industries, Inc.                                                      5,837                       440,985
Praxair, Inc.                                                            11,270                       943,975
Rohm & Haas Co.                                                           5,014                       279,129
Sealed Air Corp.                                                          5,714                       146,050
Sigma-Aldrich Corp.                                                       4,682                       228,201
Temple-Inland Inc.                                                        3,752                       197,468
United States Steel Corp.                                                 4,165                       441,240
Vulcan Materials Co.                                                      3,400                       303,110
Weyerhaeuser Co.                                                          7,594                       549,046
                                                                                                   15,233,231

TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.                                                             12,194                       849,678
AT&T, Inc.                                                              214,681                     9,083,153
CenturyTel, Inc.                                                          3,850                       177,947
Citizens Communications Co.                                              12,200                       174,704
Embarq Corp.                                                              5,370                       298,572
Qwest Communications International Inc.                                  54,948                       503,324 (a)
Sprint Nextel Corp. (Series 1)                                          101,000                     1,919,000
Verizon Communications Inc.                                             101,686                     4,502,656
Windstream Corp.                                                         16,743                       236,411
                                                                                                   17,745,445

UTILITIES - 3.4%
Allegheny Energy, Inc.                                                    5,900                       308,334 (a)
Ameren Corp.                                                              7,242                       380,205
American Electric Power Company, Inc.                                    14,125                       650,880 (h)
Centerpoint Energy, Inc.                                                 10,618                       170,207
CMS Energy Corp.                                                          7,900                       132,878
Consolidated Edison, Inc.                                                 9,607                       444,804
Constellation Energy Group, Inc.                                          6,403                       549,313
Dominion Resources, Inc.                                                 10,000                       843,000
DTE Energy Co.                                                            6,166                       298,681
Duke Energy Corp.                                                        44,554                       832,714
Dynegy, Inc. (Class A)                                                   14,200                       131,208 (a)
Edison International                                                     11,542                       640,004
Entergy Corp.                                                             6,947                       752,291
Exelon Corp.                                                             23,526                     1,772,919
FirstEnergy Corp.                                                        10,520                       666,337
FPL Group, Inc.                                                          14,362                       874,359
Integrys Energy Group, Inc.                                               2,631                       134,786
Nicor Inc.                                                                1,543                        66,195
NiSource Inc.                                                             9,515                       182,117
PG&E Corp.                                                               12,454                       595,301
Pinnacle West Capital Corp.                                               3,500                       138,285
PPL Corp.                                                                13,644                       631,717
Progress Energy, Inc.                                                     8,956                       419,589
Public Service Enterprise Group, Inc.                                     8,759                       770,704
Questar Corp.                                                             6,100                       320,433
Sempra Energy                                                             9,275                       539,063
TECO Energy, Inc.                                                         7,400                       121,582
The AES Corp.                                                            23,600                       472,944 (a)
The Southern Co.                                                         26,558                       963,524
TXU Corp.                                                                15,972                     1,093,603
Xcel Energy Inc.                                                         14,680                       316,207
                                                                                                   16,214,184

TOTAL INVESTMENTS IN SECURITIES
(COST $379,741,430)                                                                               474,000,600

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.8%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.5%
GEI Short Term Investment Fund
5.43%                                                                 7,095,480                     7,095,480 (d.l)
Money Market Obligation trust
5.18%                                                12/31/30               453                           453 (o)

                                                               PRINCIPAL AMOUNT
-------------------------------------------------------------------------------

U.S. GOVERNMENT - 0.3%
U.S. Treasury Bill
4.22%                                                12/06/07        $1,500,000                     1,488,395

TOTAL SHORT-TERM INVESTMENTS
(COST $8,584,328)                                                                                   8,584,328

TOTAL INVESTMENTS
(COST $388,325,758)                                                                               482,584,928

OTHER ASSETS AND LIABLITES,  NET - 0.0%*                                                               23,458
                                                                                                 ------------
NET ASSETS  - 100.0%                                                                             $482,608,386
                                                                                                 ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Index had the following long futures contracts open at September
30, 2007 (unaudited):

                                                                                                 CURRENT
                                                      EXPIRATION            NUMBER OF            NOTIONAL          UNREALIZED
DESCRIPTION                                              DATE              CONTRACTS              VALUE           APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                         December  2007             133              $10,228,365          $267,264



* Less Than 0.01%


GEI PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)


                                                                NUMBER OF SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.4%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.7%
Bed Bath & Beyond, Inc.                                                   86,994                   $   2,968,235 (a)
Carnival Corp.                                                            73,258                       3,547,885
Comcast Corp. (Class A)                                                  130,492                       3,126,576 (a)
Liberty Global, Inc. (Series C)                                           76,464                       2,956,098 (a)
Liberty Media Holding Corp - Capital (Series A)                           27,472                       3,429,330 (a)
Liberty Media Holding Corp - Interactive (Series A)                       43,498                         835,597 (a)
Lowe's Companies, Inc.                                                    85,849                       2,405,489
                                                                                                      19,269,210

CONSUMER STAPLES - 3.3%
PepsiCo, Inc.                                                             46,931                       3,438,165

ENERGY - 7.5%
Schlumberger Ltd.                                                         40,063                       4,206,615
Transocean Inc.                                                           30,906                       3,493,923 (a)
                                                                                                       7,700,538

FINANCIALS - 11.9%
AFLAC Incorporated                                                        61,811                       3,525,699
CB Richard Ellis Group, Inc. (Class A)                                    86,994                       2,421,913 (a)
Federal National Mortgage Assoc.                                          20,604                       1,252,929
Goldman Sachs Group, Inc.                                                  4,122                         893,402
State Street Corp.                                                        61,187                       4,170,506 (e)
                                                                                                      12,264,449

HEALTHCARE - 16.2%
Amgen, Inc.                                                               44,642                       2,525,398 (a)
Johnson & Johnson                                                         22,893                       1,504,070
Lincare Holdings Inc.                                                     60,667                       2,223,446 (a)
Medtronic Inc.                                                            71,426                       4,029,141
UnitedHealth Group, Inc.                                                  63,643                       3,082,230
Zimmer Holdings, Inc.                                                     41,208                       3,337,436 (a)
                                                                                                      16,701,721

INDUSTRIALS - 3.6%
Dover Corp.                                                               72,800                       3,709,160

INFORMATION TECHNOLOGY - 30.8%
Analog Devices, Inc.                                                      57,233                       2,069,545
Cisco Systems, Inc.                                                      135,069                       4,472,135 (a,h)
eBay, Inc.                                                                76,692                       2,992,522 (a)
Intuit Inc.                                                              109,887                       3,329,576 (a,h)
Iron Mountain Incorporated                                                18,520                         564,490 (a)
Microsoft Corp.                                                          104,164                       3,068,671
Molex, Inc. (Class A)                                                     97,296                       2,467,427 (h)
Paychex, Inc.                                                             75,547                       3,097,427
QUALCOMM, Inc.                                                            86,994                       3,676,366
Western Union Co.                                                        148,805                       3,120,441
Yahoo! Inc.                                                              111,031                       2,980,072 (a)
                                                                                                      31,838,672

MATERIALS - 3.9%
Monsanto Co.                                                              47,617                       4,082,682

TELECOMMUNICATION SERVICES - 1.5%
American Tower Corp. (Class A)                                            35,713                       1,554,944 (a)


TOTAL INVESTMENTS IN SECURITIES                                                                      100,559,541
(COST $83,591,416)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                  2,638,495                       2,638,495 (d,l)
(COST $2,638,495)

TOTAL INVESTMENTS                                                                                    103,198,036
(COST $86,229,911)

OTHER ASSETS AND LIABLITES,  NET - 0.1%                                                                   63,323
                                                                                                    ------------
NET ASSETS  - 100.0%                                                                                $103,261,359
                                                                                                    ============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                                                      CURRENT
                                                           EXPIRATION                                 NOTIONAL       UNREALIZED
 DESCRIPTION                                                  DATE          NUMBER OF CONTRACTS        VALUE        APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            December 2007               2                $769,050       $20,350
                                                              2007


GEI VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   NUMBER OF SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.0%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.7%
Bed Bath & Beyond, Inc.                                                       4,468                  $   152,448 (a)
Comcast Corp. (Class A)                                                      11,654                      279,230 (a)
General Motors Corp.                                                          4,532                      166,324
Koninklijke Philips Electronics N.V. ADR                                      8,431                      378,889
News Corp. (Class A)                                                         15,669                      344,561
OfficeMax, Inc.                                                               1,321                       45,271
Omnicom Group, Inc.                                                          16,964                      815,799
Starwood Hotels & Resorts Worldwide, Inc.                                     3,561                      216,331
Time Warner, Inc.                                                            35,611                      653,818 (h)
                                                                                                       3,052,671

CONSUMER STAPLES - 13.9%
Clorox Co.                                                                   11,395                      694,981
Diageo PLC ADR                                                                2,266                      198,796
General Mills, Inc.                                                          12,302                      713,639
Kellogg Co.                                                                     727                       40,712
Kimberly-Clark Corp.                                                          9,841                      691,429
McCormick & Company, Inc.                                                       583                       20,971
Nestle S.A. ADR                                                               2,396                      268,112
PepsiCo, Inc.                                                                15,086                    1,105,200
Procter & Gamble Co.                                                         17,158                    1,206,894
Sara Lee Corp.                                                                9,259                      154,533
The Coca-Cola Co.                                                             2,914                      167,468
Wal-Mart Stores, Inc.                                                         6,475                      282,634
                                                                                                       5,545,369

ENERGY - 9.5%
Apache Corp.                                                                  2,978                      268,199
Devon Energy Corp.                                                            2,396                      199,347
Exxon Mobil Corp.                                                            19,035                    1,761,880 (h)
Halliburton Co.                                                               9,712                      372,941
Hess Corp.                                                                    7,187                      478,151
Nabors Industries Ltd.                                                        1,632                       50,217 (a)
Occidental Petroleum Corp.                                                    2,914                      186,729
Transocean Inc.                                                               4,338                      490,411 (a)
                                                                                                       3,807,875

FINANCIALS - 15.9%
ACE Ltd.                                                                      3,885                      235,314
Allstate Corp.                                                                8,935                      510,993
American International Group, Inc.                                           19,424                    1,314,034
AON Corp.                                                                     7,446                      333,655
Bank of America Corp.                                                         7,122                      358,023 (h)
Bank of New York Mellon Corp.                                                11,007                      485,849
BlackRock Inc. (Class A)                                                      1,036                      179,653
Chubb Corp.                                                                   6,280                      336,859
Citigroup, Inc.                                                              22,467                    1,048,535
Federal Home Loan Mortgage Corp.                                             11,784                      695,374
Metlife, Inc.                                                                 7,122                      496,617
State Street Corp.                                                            4,985                      339,778 (e)
                                                                                                       6,334,684

HEALTHCARE - 11.2%
Aetna, Inc.                                                                   5,892                      319,759
Amgen, Inc.                                                                  14,568                      824,112 (a)
Baxter International, Inc.                                                    6,475                      364,413
Bristol-Myers Squibb Co.                                                      9,065                      261,253
DaVita, Inc.                                                                  5,633                      355,893 (a)
GlaxoSmithKline PLC ADR                                                       4,485                      238,602
Johnson & Johnson                                                             4,468                      293,548
McKesson Corp.                                                                5,827                      342,569
Medco Health Solutions, Inc.                                                  2,201                      198,948 (a)
Novartis AG ADR                                                               1,489                       81,835
Pfizer Inc.                                                                   8,093                      197,712 (h)
Thermo Electron Corp.                                                         2,784                      160,692 (a)
UnitedHealth Group, Inc.                                                      3,237                      156,768
Wyeth                                                                        14,697                      654,751
                                                                                                       4,450,855

INDUSTRIALS - 7.7%
ABB Ltd. ADR                                                                 10,359                      271,717
Cooper Industries Ltd.                                                        6,475                      330,808
Deere & Co.                                                                   2,914                      432,496
Eaton Corp.                                                                   2,460                      243,638
General Dynamics Corp.                                                        6,475                      546,943
ITT Corp.                                                                     2,460                      167,108
Northrop Grumman Corp.                                                        1,424                      111,072
Pitney Bowes Inc.                                                             3,043                      138,213
Rockwell Collins, Inc.                                                        1,230                       89,839
3M Co.                                                                        5,827                      545,291
United Technologies Corp.                                                     1,651                      132,873
WESCO International, Inc.                                                     1,124                       48,265 (a)
                                                                                                       3,058,263

INFORMATION TECHNOLOGY - 19.7%
Affiliated Computer Services, Inc. (Class A)                                  1,813                       91,085 (a)
Analog Devices, Inc.                                                         10,683                      386,297 (h)
Cisco Systems, Inc.                                                          24,604                      814,638 (a,h)
Corning Incorporated                                                          7,122                      175,557
Dell, Inc.                                                                    2,914                       80,426 (a)
EMC Corp.                                                                     3,237                       67,330 (a)
Hewlett-Packard Co.                                                          11,266                      560,934
Intel Corp.                                                                  27,388                      708,254
International Business Machines Corp.                                         6,993                      823,775
Lam Research Corp.                                                            2,072                      110,355 (a)
Maxim Integrated Products, Inc.                                              12,043                      353,462
Microchip Technology Inc.                                                     6,021                      218,683
Microsoft Corp.                                                              37,553                    1,106,311 (h)
National Semiconductor Corp.                                                 11,913                      323,081
Network Appliance, Inc.                                                       1,784                       48,007 (a)
Oracle Corp.                                                                 43,057                      932,184 (a,h)
Sun Microsystems, Inc.                                                       12,949                       72,644 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          17,483                      176,927
Texas Instruments Incorporated                                               11,719                      428,798
Western Union Co.                                                            18,000                      377,460
                                                                                                       7,856,208

MATERIALS - 3.0%
Barrick Gold Corp.                                                           13,208                      532,018
Freeport-McMoRan Copper & Gold Inc. (Class B)                                 2,978                      312,362
Kinross Gold Corp.                                                            3,108                       46,558 (a)
PAN American Silver Corp.                                                     5,180                      149,702 (a)
Praxair, Inc.                                                                 1,683                      140,968
                                                                                                       1,181,608

TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc.                                                                    3,885                      164,374
Sprint Nextel Corp. (Series 1)                                                8,093                      153,767
Verizon Communications Inc.                                                   9,906                      438,638
Vodafone Group, PLC ADR                                                       4,403                      159,829
                                                                                                         916,608

UTILITIES - 4.1%
American Electric Power Company, Inc.                                         1,554                       71,608
Constellation Energy Group, Inc.                                              3,432                      294,431
Dominion Resources, Inc.                                                      8,417                      709,553
Edison International                                                          3,885                      215,423
Entergy Corp.                                                                 3,043                      329,526
                                                                                                       1,620,541

TOTAL COMMON STOCK                                                                                    37,824,682
(COST $31,521,437)

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.1%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             7,086                      243,192 (n)
Industrial Select Sector SPDR Fund                                           23,812                      978,197 (h,n)

TOTAL EXCHANGE TRADED FUNDS
(COST $887,861)                                                                                        1,221,389

TOTAL INVESTMENTS IN SECURITIES                                                                       39,046,071
(COST $32,409,298)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                       844,689                      844,689 (d,l)
(COST $844,689)

TOTAL INVESTMENTS                                                                                     39,890,760
(COST $33,253,987)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                     (66,155)

                                                                                                     -----------
NET ASSETS  - 100.0%                                                                                 $39,824,605
                                                                                                     ===========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Value Equity Fund had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                                                        CURRENT
                                                                      EXPIRATION         NUMBER OF      NOTIONAL      UNREALIZED
DESCRIPTION                                                              DATE           CONTRACTS         VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                               December 2007           2           $769,050        $5,950


GEI MID-CAP EQUITY

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2007 (UNAUDITED)


                                                                   NUMBER OF SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.5%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.8%
Bed Bath & Beyond, Inc.                                                      72,193                     $   2,463,225 (a,h)
Coach, Inc.                                                                  36,788                         1,738,969 (a)
Liberty Global, Inc. (Series C)                                              87,825                         3,395,315 (a)
Life Time Fitness, Inc.                                                      55,445                         3,400,996 (a)
O'Reilly Automotive, Inc.                                                    96,337                         3,218,619 (a)
Penn National Gaming Inc.                                                    14,499                           855,731 (a)
Regal Entertainment Group, (Class A)                                         80,921                         1,776,216
Starwood Hotels & Resorts Worldwide, Inc.                                    25,325                         1,538,494
The Cheesecake Factory                                                       70,964                         1,665,525 (a)
Weight Watchers International Inc.                                           34,268                         1,972,466
                                                                                                           22,025,556

CONSUMER STAPLES - 3.9%
Alberto-Culver Co.                                                          129,702                         3,215,313
General Mills, Inc.                                                          27,293                         1,583,267
McCormick & Company, Inc.                                                    85,288                         3,067,809
                                                                                                            7,866,389

ENERGY - 7.4%
Dresser-Rand Group, Inc.                                                     58,899                         2,515,576 (a)
EOG Resources, Inc.                                                          24,236                         1,752,990
Hess Corp.                                                                   40,103                         2,668,053
Peabody Energy Corp.                                                         35,047                         1,677,700
Southwestern Energy Co.                                                      52,027                         2,177,330 (a)
Tesco Corp.                                                                  15,586                           423,160 (a)
Weatherford International Ltd.                                               56,507                         3,796,140 (a)
                                                                                                           15,010,949

FINANCIALS - 11.7%
Affiliated Managers Group, Inc.                                              17,371                         2,214,976 (a)
AvalonBay Communities, Inc. (REIT)                                            8,529                         1,006,934
CB Richard Ellis Group, Inc. (Class A)                                      119,969                         3,339,937 (a,h)
CVB Financial Corp.                                                         127,424                         1,490,861
Douglas Emmett, Inc. (REIT)                                                  53,290                         1,317,862
Fortress Investment Group LLC (Class A)                                      93,804                         1,999,901
Greenhill & Company, Inc.                                                    28,369                         1,731,927
HCC Insurance Holdings, Inc.                                                125,269                         3,587,704
Legg Mason, Inc.                                                             27,831                         2,345,875
Prologis (REIT)                                                              15,352                         1,018,605
SL Green Realty Corp. (REIT)                                                 17,910                         2,091,351
Zions Bancorporation                                                         22,345                         1,534,431
                                                                                                           23,680,364

HEALTHCARE - 20.8%
Accuray Inc.                                                                 66,525                         1,161,527 (a)
Alcon, Inc.                                                                  13,987                         2,013,009
Amylin Pharmaceuticals, Inc.                                                 66,456                         3,322,800 (a)
Barr Pharmaceuticals, Inc.                                                   55,808                         3,176,033 (a)
DENTSPLY International, Inc.                                                 68,272                         2,842,846
Gen-Probe Inc.                                                               34,968                         2,328,169 (a)
Gilead Sciences, Inc.                                                        42,290                         1,728,392 (a)
Hologic, Inc.                                                                61,407                         3,745,827 (a)
Lifecell Corp.                                                               57,996                         2,178,910 (a)
Manor Care, Inc.                                                             32,111                         2,067,948
Masimo Corp.                                                                113,755                         2,918,953 (a)
Psychiatric Solutions Inc.                                                  102,711                         4,034,488 (a)
Resmed, Inc.                                                                 45,001                         1,929,193 (a)
Smith & Nephew PLC ADR                                                       32,085                         1,964,885
Thermo Electron Corp.                                                        78,451                         4,528,192 (a,h)
Vertex Pharmaceuticals, Inc.                                                 59,844                         2,298,608 (a)
                                                                                                           42,239,780

INDUSTRIALS - 11.0%
Cooper Industries Ltd.                                                       26,439                         1,350,769
Corporate Executive Board Co.                                                39,586                         2,938,865
CoStar Group, Inc.                                                           17,261                           922,600 (a)
Dover Corp.                                                                  23,271                         1,185,657
Harsco Corp.                                                                 75,036                         4,447,384
Hexcel Corp.                                                                110,635                         2,512,521 (a)
Joy Global, Inc.                                                             41,590                         2,115,267
SAIC, Inc.                                                                   99,957                         1,918,175 (a)
Spirit Aerosystems Holdings, Inc. (Class A)                                  33,830                         1,317,340 (a)
Textron Inc.                                                                 57,996                         3,607,931
                                                                                                           22,316,509

INFORMATION TECHNOLOGY - 19.7%
Activision, Inc.                                                            156,483                         3,378,468 (a,h)
Affiliated Computer Services, Inc. (Class A)                                 19,616                           985,508 (a)
Citrix Systems, Inc.                                                         55,437                         2,235,220 (a)
Cogent, Inc.                                                                118,392                         1,856,387 (a)
Comverse Technology, Inc.                                                    83,759                         1,658,428 (a,h)
DST Systems, Inc.                                                            29,034                         2,491,408 (a)
Electronic Arts, Inc.                                                        21,322                         1,193,819 (a)
Fidelity National Information Services, Inc.                                 46,057                         2,043,549
Global Cash Access Holdings, Inc.                                            64,926                           687,566 (a)
Harris Corp.                                                                 44,017                         2,543,742 (a,h)
Hittite Microwave Corp.                                                      63,113                         2,786,439 (a)
Juniper Networks, Inc.                                                       99,758                         3,652,140 (a)
Limelight Networks, Inc.                                                     64,206                           563,729 (a)
Macrovision Corp.                                                           147,439                         3,631,423 (a)
Marvell Technology Group Ltd.                                                70,279                         1,150,467 (a)
Maxim Integrated Products, Inc.                                              17,058                           500,652
Mettler Toledo International Inc.                                            20,053                         2,045,406 (a)
Microchip Technology Inc.                                                    72,843                         2,645,658
Network Appliance, Inc.                                                      77,481                         2,085,014 (a)
Salesforce.com, Inc.                                                         36,674                         1,882,110 (a)
                                                                                                           40,017,133

MATERIALS - 4.7%
Cabot Corp.                                                                  40,988                         1,456,304
Martin Marietta Materials, Inc.                                              17,739                         2,369,043
Monsanto Co.                                                                 34,215                         2,933,594
Praxair, Inc.                                                                33,996                         2,847,505
                                                                                                            9,606,446

TELECOMMUNICATION SERVICES - 5.2%
American Tower Corp. (Class A)                                               48,799                         2,124,708 (a)
BigBand Networks, Inc.                                                      101,377                           648,813 (a)
Neustar, Inc. (Class A)                                                     125,982                         4,319,923 (a)
NII Holdings Inc. (Class B)                                                  42,489                         3,490,471 (a)
                                                                                                           10,583,915

UTILITIES - 4.3%
DTE Energy Co.                                                               33,715                         1,633,155
ITC Holdings Corp.                                                           77,617                         3,845,922
PPL Corp.                                                                    35,472                         1,642,354
SCANA Corp.                                                                  41,130                         1,593,376
                                                                                                            8,714,807

TOTAL INVESTMENTS IN SECURITIES                                                                           202,061,848
(COST $158,698,242)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                       295,603                           295,603 (d,l)
(COST $295,603)

TOTAL INVESTMENTS                                                                                         202,357,451
(COST $158,993,845)

OTHER ASSETS AND LIABLITES,  NET - 0.4%                                                                       879,797
                                                                                                       --------------
NET ASSETS  - 100.0%                                                                                   $  203,237,248
                                                                                                       ==============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following Short futures contracts open at September 30, 2007(unaudited):

                                                      EXPIRATION                                   CURRENT           UNREALIZED
DESCRIPTION                                              DATE         NUMBER OF CONTRACTS      NOTIONAL VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

S&P Midcap 400 Futures                              December 2007               2                $(893,300)             $200


GEI SMALL-CAP EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                    NUMBER OF
                                                                       SHARES                          VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.5%
-------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  - 15.0%
Aaron Rents, Inc.                                                      80,700                  $   1,799,610
Aeropostale, Inc.                                                      90,500                      1,724,930 (a)
American Eagle Outfitters                                              19,000                        499,890
Arbitron, Inc.                                                         54,500                      2,471,030
Bright Horizons Family Solutions, Inc.                                 46,200                      1,979,208 (a)
CBRL Group, Inc.                                                       23,600                        962,880
Interactive Data Corp.                                                 90,200                      2,543,640
Jarden Corp.                                                           61,700                      1,908,998 (a)
LKQ Corp.                                                              42,200                      1,468,982 (a)
Pool Corp.                                                             33,700                        841,826
The Talbots, Inc.                                                      22,800                        410,400
Triarc Companies, Inc. (Class B)                                       97,600                      1,220,976
                                                                                                  17,832,370

CONSUMER STAPLES - 3.4%
Central European Distribution Corp.                                    47,300                      2,266,143 (a)
Smithfield Foods, Inc.                                                 57,100                      1,798,650 (a)
                                                                                                   4,064,793

ENERGY - 5.4%
Dril-Quip Inc.                                                         37,700                      1,860,495 (a)
NATCO Group, Inc. (Class A)                                            13,500                        698,625 (a)
Oil States International, Inc.                                         73,500                      3,550,050 (a)
St. Mary Land & Exploration Co.                                        10,200                        363,834
                                                                                                   6,473,004

FINANCIALS - 18.7%
BioMed Realty Trust, Inc. (REIT)                                       94,200                      2,270,220
Cullen/Frost Bankers, Inc.                                             16,500                        826,980
DCT Industrial Trust, Inc. (REIT)                                      85,800                        898,326
Federal Realty Investment Trust (REIT)                                 12,300                      1,089,780
GFI Group, Inc.                                                        26,700                      2,299,404 (a)
Global Cash Access Holdings, Inc.                                     117,600                      1,245,384 (a)
HCC Insurance Holdings, Inc.                                           79,600                      2,279,744
Hilb Rogal & Hobbs Co.                                                 60,800                      2,634,464
Jones Lang LaSalle Inc.                                                 9,500                        976,220
Omega Healthcare Investors, Inc. (REIT)                               140,100                      2,175,753
Raymond James Financial, Inc.                                          75,500                      2,480,175
Sandy Spring Bancorp, Inc.                                             19,300                        581,316
Sterling Bancorp                                                       30,100                        421,400
Webster Financial Corp.                                                23,900                      1,006,668
Westamerica Bancorporation                                             22,100                      1,100,801
                                                                                                  22,286,635

HEALTHCARE - 12.3%
AMN Healthcare Services, Inc.                                          53,400                      1,000,182 (a)
Computer Programs and Systems, Inc.                                    44,100                      1,162,476
Cubist Pharmaceuticals, Inc.                                           27,100                        572,623 (a)
HMS Holdings Corp.                                                     21,300                        524,193 (a)
Immunicon Corp.                                                        66,400                         77,024 (a)
inVentiv Health, Inc.                                                   8,500                        372,470 (a)
KV Pharmaceutical Co. (Class A)                                        97,900                      2,799,940 (a)
Medical Action Industries Inc.                                         78,600                      1,859,676 (a)
Molina Healthcare, Inc.                                                45,800                      1,661,166 (a)
Salix Pharmaceuticals Ltd.                                             69,500                        863,190 (a)
Thoratec Corp.                                                         47,800                        988,982 (a)
Varian, Inc.                                                           43,800                      2,786,118 (a)
                                                                                                  14,668,040

INDUSTRIALS - 25.4%
Applied Industrial Technologies, Inc.                                  30,900                        952,647
Baldor Electric Co.                                                    35,800                      1,430,210
Comfort Systems USA, Inc.                                              58,100                        825,020
DRS Technologies, Inc.                                                 56,700                      3,125,304
Genesee & Wyoming Inc. (Class A)                                       84,200                      2,428,328 (a)
Harsco Corp.                                                           58,300                      3,455,441
Herman Miller Inc.                                                     72,800                      1,975,792
Matthews International Corp. (Class A)                                 10,500                        459,900
Mueller Industries, Inc.                                               55,900                      2,020,226
NCI Building Systems, Inc.                                             31,000                      1,339,510 (a)
Old Dominion Freight Line                                              40,300                        965,991 (a)
Oshkosh Truck Corp.                                                    51,800                      3,210,046
Quanta Services, Inc.                                                  68,300                      1,806,535 (a)
Teledyne Technologies Inc.                                             53,900                      2,877,721 (a)
Universal Technical Institute, Inc.                                     3,300                         59,400 (a)
Woodward Governor Co.                                                  54,300                      3,388,320
                                                                                                  30,320,391

INFORMATION TECHNOLOGY - 11.5%
ACI Worldwide Inc.                                                     21,900                        489,465 (a)
BigBand Networks, Inc.                                                 25,200                        161,280 (a)
Blackbaud, Inc.                                                        67,700                      1,708,748
CommScope, Inc.                                                        43,300                      2,175,392 (a)
Micros Systems, Inc.                                                   37,800                      2,459,646 (a)
Mobility Electronics, Inc.                                             33,000                        115,830 (a)
MoneyGram International, Inc.                                          66,900                      1,511,271
Parametric Technology Corp.                                            83,100                      1,447,602 (a)
Rudolph Technologies, Inc.                                             68,900                        952,887 (a)
Semtech Corp.                                                          71,500                      1,464,320 (a)
SRA International, Inc. (Class A)                                      13,900                        390,312 (a)
Zebra Technologies Corp. (Class A)                                     23,200                        846,568 (a)
                                                                                                  13,723,321

MATERIALS  - 4.3%
Commercial Metals Co.                                                  85,200                      2,696,580
Packaging Corporation of America                                       69,500                      2,020,365
Pioneer Drilling Co.                                                   36,300                        442,134 (a)
                                                                                                   5,159,079

UTILITIES - 1.5%
IDACORP, Inc.                                                          53,100                      1,738,494

TOTAL INVESTMENTS IN SECURITIES                                                                  116,266,127
(COST $101,039,303)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
-------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                      2,844,188                      2,844,188 (d,l)
5.43%
(COST $2,844,188)

TOTAL INVESTMENTS                                                                                119,110,315
(COST $103,883,491)

OTHER ASSETS AND LIABLITES, NET - 0.1%                                                                92,796

                                                                                                ------------
NET ASSETS  - 100.0%                                                                            $119,203,111
                                                                                                ============


GEI INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  NUMBER OF
                                                                     SHARES                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.7%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.2%
Brambles Ltd.                                                        38,713                          $    505,664
Paladin Resources Ltd.                                               89,257                               611,367 (a)
                                                                                                        1,117,031

BRAZIL - 1.3%
Petroleo Brasileiro S.A. ADR                                         19,058                             1,233,053

CANADA - 3.0%
Canadian National Railway Co.                                        19,296                             1,102,185
Potash Corp of Saskatchewan                                          16,119                             1,704,023
                                                                                                        2,806,208

CHINA - 0.3%
China Petroleum & Chemical Corp.                                    194,000                               241,481

DENMARK - 1.1%
Group 4 Securicor PLC                                                99,047                               410,070
Novozymes (Series B)                                                  4,884                               612,206
                                                                                                        1,022,276

EGYPT - 0.8%
Orascom Construction Industries                                       9,469                               794,006

FINLAND - 2.7%
Nokia OYJ                                                            68,512                             2,597,598

FRANCE - 11.2%
Accor S.A.                                                            4,350                               385,162
Alstom                                                                4,347                               881,380
AXA S.A.                                                             16,367                               730,411
BNP Paribas                                                          10,059                             1,097,797 (h)
Credit Agricole S.A.                                                 15,624                               601,042
Groupe Danone                                                         8,580                               673,553
LVMH Moet Hennessy Louis Vuitton S.A.                                 6,206                               741,990
Renault S.A.                                                          2,076                               300,021
Schneider Electric S.A.                                               4,025                               507,160
Suez S.A.                                                            12,055                               708,048
Total S.A.                                                           16,577                             1,344,245
Unibail-Rodamco (REIT)                                                2,091                               536,726
Veolia Environnement                                                 17,504                             1,503,306
Vinci S.A.                                                            7,124                               555,099
                                                                                                       10,565,940

GERMANY - 8.6%
Allianz AG (Regd.)                                                    3,426                               798,324
Bayer AG                                                             18,261                             1,449,638
DaimlerChrysler AG (Regd.)                                            5,816                               584,279
E.ON AG                                                               8,021                             1,479,040
Linde AG                                                              9,443                             1,169,563
Metro AG                                                              7,652                               689,284
RWE AG                                                                2,861                               358,866
Siemens AG (Regd.)                                                   11,648                             1,597,216
                                                                                                        8,126,210

GREECE - 1.0%
Hellenic Telecommunications Organization S.A.                        24,967                               923,177

HONG KONG - 1.4%
Esprit Holdings Ltd.                                                 20,000                               317,944
Hongkong Land Holdings Ltd.                                          27,999                               126,556
Jardine Matheson Holdings Ltd.                                        6,541                               187,073
Sun Hung Kai Properties Ltd.                                         38,930                               656,463
                                                                                                        1,288,036

INDIA - 0.4%
Larsen & Toubro Ltd.                                                  4,536                               320,556
Reliance Capital Ltd. ADR                                             1,702                                67,640 (a,b)
                                                                                                          388,196

ITALY - 5.7%
Banca Intesa S.p.A.                                                 139,839                             1,076,891
ENI S.p.A.                                                            5,226                               193,162
Saipem S.p.A.                                                        59,660                             2,538,575
UniCredito Italiano S.p.A.                                          184,386                             1,573,347
                                                                                                        5,381,975

JAPAN - 17.6%
Asahi Glass Company Ltd.                                             49,003                               658,259
Bank of Yokohama Ltd.                                                88,506                               610,227
Chiyoda Corp.                                                        19,618                               353,078
East Japan Railway Co.                                                  126                               992,531
Hoya Corp.                                                           16,100                               548,728
Ibiden Company Ltd.                                                  13,899                             1,168,572
Komatsu Ltd.                                                         20,811                               698,435
Mitsubishi Estate Company Ltd.                                       61,982                             1,772,993
Mitsubishi Heavy Industries Ltd.                                    104,000                               679,077
Mitsubishi UFJ Financial Group, Inc.                                140,000                             1,256,943
Nidec Corp.                                                          14,962                             1,044,602
Nintendo Company Ltd.                                                   100                                51,993
Nomura Holdings, Inc.                                                98,999                             1,657,802
Seven & I Holdings Company Ltd.                                      17,500                               449,615
Shiseido Company Ltd.                                                42,000                               931,183
Sumitomo Realty & Development Company Ltd.                           16,000                               562,014
Toray Industries Inc.                                               224,999                             1,784,107
Toyota Motor Corp.                                                   24,504                             1,444,482
                                                                                                       16,664,641

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                            15,194                               972,416

NETHERLANDS - 2.8%
ING Groep N.V.                                                       14,599                               646,320
Koninklijke Philips Electronics N.V.                                 44,643                             2,009,427
                                                                                                        2,655,747

NORWAY - 4.1%
Acergy S.A.                                                          41,023                             1,212,400
Orkla ASA                                                            26,105                               463,629
Telenor ASA                                                         110,943                             2,209,755
                                                                                                        3,885,784

RUSSIA - 0.6%
Mobile Telesystems OJSC ADR                                           7,632                               528,974

SINGAPORE - 1.5%
CapitaLand Ltd.                                                     118,000                               647,849
Singapore Telecommunications Ltd.                                   283,314                               767,235
                                                                                                        1,415,084

SOUTH AFRICA - 1.2%
Anglo Platinum Ltd.                                                   2,669                               403,480
MTN Group, Ltd.                                                      51,630                               782,301
                                                                                                        1,185,781

SOUTH KOREA - 1.9%
Hyundai Motor Co.                                                     2,500                               201,880
Kookmin Bank                                                          2,100                               174,856
Kookmin Bank ADR                                                      6,843                               561,057
Samsung Electronics Company Ltd.                                        240                               150,795
Samsung Electronics Company Ltd. GDR                                  2,135                               669,856 (b)
                                                                                                        1,758,444

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                         67,310                             1,304,730

SWEDEN - 1.0%
Sandvik AB                                                           43,572                               931,177

SWITZERLAND - 8.2%
ABB Ltd. (Regd.)                                                     51,569                             1,353,455
Credit Suisse Group, (Regd.)                                          5,152                               340,909 (h)
Holcim Ltd. (Regd.)                                                   3,465                               381,441
Nestle S.A. (Regd.)                                                   4,472                             2,002,102 (h)
Roche Holding AG                                                     13,703                             2,476,205
Swatch Group AG                                                       1,151                               376,375
Swiss Reinsurance                                                     2,668                               236,836
Syngenta AG (Regd)                                                    2,736                               587,858
                                                                                                        7,755,181

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd.                     458,061                               892,682

UNITED KINGDOM - 13.8%
BG Group, PLC                                                        39,796                               685,923
BHP Billiton PLC                                                     81,602                             2,909,405 (h)
Diageo PLC                                                           47,308                             1,035,141
GlaxoSmithKline PLC                                                   4,341                               114,708 (h)
Group 4 Securicor PLC                                                83,026                               341,689
Lloyds TSB Group, PLC                                                48,594                               537,091
National Grid PLC                                                    36,346                               580,552
Prudential PLC                                                       67,163                             1,028,311
Reed Elsevier PLC                                                    32,473                               408,861
Rio Tinto PLC (Regd.)                                                12,873                             1,108,869
Royal Bank of Scotland Group, PLC                                    96,839                             1,035,798
Smiths Group PLC                                                      8,883                               193,465
Tesco PLC                                                            94,782                               848,209
Vodafone Group, PLC                                                 616,180                             2,215,734
                                                                                                       13,043,756

TOTAL COMMON STOCK                                                                                     89,479,584
(COST $59,471,025)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.8%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                    19,300                               273,766
Cia Vale do Rio Doce ADR                                             82,947                             2,359,842

TOTAL PREFERRED STOCK                                                                                   2,633,608
(COST $1,084,535)

TOTAL INVESTMENTS IN SECURITIES                                                                        92,113,192
(COST $60,555,560)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                             1,951,768                             1,951,768 (d,l)
(COST $1,951,768)

TOTAL INVESTMENTS                                                                                      94,064,960
(COST $62,507,328)

OTHER ASSETS AND LIABLITES,  NET - 0.4%                                                                   394,714

                                                                                                    -------------
NET ASSETS  - 100.0%                                                                                $  94,459,674
                                                                                                    =============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI International Equity Fund had the following Short futures contracts open at September 30, 2007 (unaudited):

                                                                         NUMBER OF       CURRENT NOTIONAL         UNREALIZED
DESCRIPTION                                         EXPIRATION DATE      CONTRACTS             VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                       December 2007         8              $(501,848)               $(2,147)
FTSE 100 Index Futures                               December 2007         2               (265,650)                  (683)
Topix Index Futures                                  December 2007         2               (282,398)               (12,737)
                                                                                                                  --------
                                                                                                                  $(15,567)
                                                                                                                  ========

The GEI International Equity was invested in the following sectors at September 30, 2007 (unaudited):

                                                                                                              PERCENTAGE (BASED
SECTOR                                                                                                         ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                               21.08%
Materials                                                                                                                15.38%
Industrials                                                                                                              14.47%
Telecommunication Services                                                                                                8.93%
Energy                                                                                                                    8.57%
Information Technology                                                                                                    7.58%
Consumer Discretionary                                                                                                    7.20%
Consumer Staples                                                                                                          7.05%
Utilities                                                                                                                 4.92%
Healthcare                                                                                                                2.75%
Short-Term                                                                                                                2.07%
                                                                                                                 --------------
                                                                                                                        100.00%
                                                                                                                 ==============


GEI TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                        NUMBER OF
                                                                                           SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 43.5%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.1%
Bed Bath & Beyond, Inc.                                                                   672,824           $   22,558,355 (a)
Carnival Corp.                                                                            362,028               17,771,955 (h)
Coach, Inc.                                                                                39,908                1,886,451 (a)
Comcast Corp. (Class A)                                                                 1,072,911               25,717,677 (a)
Kohl's Corp.                                                                              130,461                7,411,489 (a)
Liberty Global, Inc. (Series C)                                                           280,723               11,017,930 (a)
Liberty Media Holding Corp - Capital (Series A)                                            98,046               12,151,821 (a)
Life Time Fitness, Inc.                                                                    60,056                3,683,835 (a)
Lowe's Companies, Inc.                                                                    543,458               15,379,861
Omnicom Group, Inc.                                                                       179,383                8,676,756
O'Reilly Automotive, Inc.                                                                 104,349                3,486,300 (a)
Penn National Gaming Inc.                                                                  15,705                  926,909 (a)
Regal Entertainment Group, (Class A)                                                       87,650                1,923,918
Starwood Hotels & Resorts Worldwide, Inc.                                                  27,432                1,666,494
Target Corp.                                                                              194,060               11,973,502
The Cheesecake Factory                                                                    310,036                7,348,828 (a)
Weight Watchers International Inc.                                                         37,117                2,136,455
                                                                                                               155,718,536

CONSUMER STAPLES - 3.4%
Alberto-Culver Co.                                                                        341,695                8,454,522
Colgate-Palmolive Co.                                                                     303,321               21,711,717 (h)
General Mills, Inc.                                                                        29,562                1,714,892
Kimberly-Clark Corp.                                                                       37,507                2,646,119
McCormick & Company, Inc.                                                                  92,380                3,322,909
PepsiCo, Inc.                                                                             326,152               23,685,158
Procter & Gamble Co.                                                                      357,136               25,035,234
                                                                                                                86,570,551

ENERGY - 4.0%
Dresser-Rand Group, Inc.                                                                   63,798                2,724,813 (a)
EOG Resources, Inc.                                                                       124,096                8,980,756
Exxon Mobil Corp.                                                                         326,152               30,322,351 (h)
Halliburton Co.                                                                           146,768                5,666,712
Hess Corp.                                                                                 43,438                2,889,930
Peabody Energy Corp.                                                                       37,962                1,817,241
Schlumberger Ltd.                                                                         296,798               31,172,694
Southwestern Energy Co.                                                                    56,352                2,358,331 (a)
Transocean Inc.                                                                           117,415               13,363,001 (a)
Weatherford International Ltd.                                                             61,206                4,111,819 (a)
                                                                                                               103,407,648

FINANCIALS - 6.5%
Affiliated Managers Group, Inc.                                                            18,816                2,399,228 (a)
American International Group, Inc.                                                        508,796               34,328,466 (h)
AvalonBay Communities, Inc. (REIT)                                                          9,238                1,090,638
CB Richard Ellis Group, Inc. (Class A)                                                    539,144               15,312,576 (a)
Citigroup, Inc.                                                                           528,337               24,768,439
Countrywide Financial Corp.                                                                95,168                1,795,820
CVB Financial Corp.                                                                       138,022                1,614,857
Douglas Emmett, Inc. (REIT)                                                                57,722                1,427,465
Federal National Mortgage Assoc.                                                          262,552               16,278,224
Fortress Investment Group LLC (Class A)                                                   101,605                2,166,219
Greenhill & Company, Inc.                                                                  30,728                1,875,944
HCC Insurance Holdings, Inc.                                                              260,253                7,395,100
Legg Mason, Inc.                                                                           30,145                2,540,922
Merrill Lynch & Company, Inc.                                                              65,230                4,666,554
Metlife, Inc.                                                                              78,276                5,469,927
Prologis (REIT)                                                                            16,628                1,103,268
SL Green Realty Corp. (REIT)                                                               19,400                2,265,338
State Street Corp.                                                                        430,518               29,425,905 (e)
SunTrust Banks, Inc.                                                                       94,584                7,272,564
Zions Bancorporation                                                                       24,204                1,662,089
                                                                                                               164,859,543

HEALTHCARE - 8.0%
Abbott Laboratories                                                                       306,583               16,570,811 (h)
Accuray Inc.                                                                               72,056                1,258,098 (a)
Aetna, Inc.                                                                               209,021               11,287,134
Alcon, Inc.                                                                                15,150                2,180,388
Amgen, Inc.                                                                               484,805               27,420,571 (a,h)
Amylin Pharmaceuticals, Inc.                                                               71,983                3,599,150 (a)
Barr Pharmaceuticals, Inc.                                                                 60,450                3,440,210 (a)
DENTSPLY International, Inc.                                                               73,949                3,079,236
Gen-Probe Inc.                                                                             37,876                2,521,784 (a)
Gilead Sciences, Inc.                                                                     280,607               11,527,108 (a)
Hologic, Inc.                                                                              66,514                4,057,354 (a)
Lifecell Corp.                                                                             62,819                2,360,110 (a)
Lincare Holdings Inc.                                                                     122,307                4,500,898 (a)
Manor Care, Inc.                                                                           34,783                2,240,025
Masimo Corp.                                                                              123,214                3,161,671 (a)
Medtronic Inc.                                                                            465,975               26,579,214
Pfizer Inc.                                                                               532,716               13,184,721
Psychiatric Solutions Inc.                                                                111,253                4,370,018 (a)
Resmed, Inc.                                                                              277,889               11,917,684 (a)
Thermo Electron Corp.                                                                      84,976                4,904,815 (a)
UnitedHealth Group, Inc.                                                                  535,044               26,356,267
Vertex Pharmaceuticals, Inc.                                                               64,821                2,489,775 (a)
Wyeth                                                                                     322,890               14,462,243
                                                                                                               203,469,285

INDUSTRIALS - 3.3%
Cooper Industries Ltd.                                                                     28,638                1,463,115
Corporate Executive Board Co.                                                              42,879                3,183,337
CoStar Group, Inc.                                                                         18,696                  999,301 (a)
Dover Corp.                                                                               322,470               16,450,655 (h)
Harsco Corp.                                                                               81,277                4,817,288
Hexcel Corp.                                                                              339,988                7,802,584 (a)
Joy Global, Inc.                                                                           45,049                2,291,192
SAIC, Inc.                                                                                108,270                2,077,701 (a)
Southwest Airlines Co.                                                                    260,921                3,848,585
Spirit Aerosystems Holdings, Inc. (Class A)                                                36,643                1,426,878 (a)
Textron Inc.                                                                              371,080               23,035,565
United Technologies Corp.                                                                 195,691               15,790,307
                                                                                                                83,186,508

INFORMATION TECHNOLOGY - 10.0%
Activision, Inc.                                                                          365,190                7,860,969 (a)
Affiliated Computer Services, Inc. (Class A)                                               21,247                1,067,449 (a)
Automatic Data Processing, Inc.                                                           228,306               10,511,208
Cisco Systems, Inc.                                                                     1,046,472               34,763,800 (a,h)
Citrix Systems, Inc.                                                                       60,047                2,421,095 (a)
Cogent, Inc.                                                                              128,238                2,010,772 (a)
Comverse Technology, Inc.                                                                  90,725                1,796,355 (a)
DST Systems, Inc.                                                                          31,449                2,698,639 (a)
Electronic Arts, Inc.                                                                      23,095                1,293,089 (a)
Fidelity National Information Services, Inc.                                               49,885                2,213,397
Global Cash Access Holdings, Inc.                                                          70,330                  744,795 (a)
Harris Corp.                                                                               47,677                2,755,254
Hittite Microwave Corp.                                                                    68,362                3,018,182 (a)
Intel Corp.                                                                               727,318               18,735,712
Intuit Inc.                                                                               456,612               13,470,054 (a)
Juniper Networks, Inc.                                                                    108,055                3,955,894 (a)
Limelight Networks, Inc.                                                                   69,546                  610,614 (a)
Macrovision Corp.                                                                         159,699                3,933,386 (a)
Marvell Technology Group Ltd.                                                              76,121                1,246,101 (a)
Maxim Integrated Products, Inc.                                                            18,476                  542,271
Mettler Toledo International Inc.                                                          21,721                2,215,542 (a)
Microchip Technology Inc.                                                                 193,054                7,076,788
Microsoft Corp.                                                                           619,688               18,274,599
Molex, Inc. (Class A)                                                                     430,520               11,017,007
Network Appliance, Inc.                                                                    83,924                2,258,395 (a)
Oracle Corp.                                                                              913,224               19,753,035 (a,h)
Paychex, Inc.                                                                             465,823               19,578,541
QUALCOMM, Inc.                                                                            659,806               27,837,215
Salesforce.com, Inc.                                                                       39,724                2,038,636 (a)
Western Union Co.                                                                         794,179               17,066,907
Yahoo! Inc.                                                                               482,704               12,680,634 (a)
                                                                                                               255,446,335

MATERIALS - 0.9%
Cabot Corp.                                                                                44,397                1,577,425
Martin Marietta Materials, Inc.                                                            19,214                2,566,030
Monsanto Co.                                                                              185,459               15,723,175
Praxair, Inc.                                                                              36,823                3,084,294
                                                                                                                22,950,924

TELECOMMUNICATION SERVICES - 0.9%
American Tower Corp. (Class A)                                                             52,857                2,301,394 (a)
BigBand Networks, Inc.                                                                    109,808                  702,771 (a)
Neustar, Inc. (Class A)                                                                   136,459                4,679,179 (a)
NII Holdings Inc. (Class B)                                                               187,446               15,216,253 (a)
                                                                                                                22,899,597

UTILITIES - 0.4%
DTE Energy Co.                                                                             36,519                1,768,980
ITC Holdings Corp.                                                                         84,072                4,165,768
PPL Corp.                                                                                  38,422                1,778,939
SCANA Corp.                                                                                44,551                1,725,906
                                                                                                                 9,439,593

TOTAL DOMESTIC EQUITY                                                                                        1,107,948,520
(COST $1,001,677,823)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 29.2%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 28.3%

CONSUMER DISCRETIONARY - 2.1%
Accor S.A.                                                                                 30,760                2,723,583
China Travel International Inv                                                          1,747,319                1,295,535
DaimlerChrysler AG (Regd.)                                                                 41,070                4,125,918
Esprit Holdings Ltd.                                                                      144,000                2,289,201
Gafisa S.A.                                                                                37,950                  636,281
Hyundai Mobis                                                                               7,540                  800,015
Hyundai Motor Co.                                                                          17,690                1,428,499
Indian Hotels Company Ltd.                                                                107,352                  371,512
Koninklijke Philips Electronics N.V.                                                      315,825               14,215,608
LVMH Moet Hennessy Louis Vuitton S.A.                                                      43,916                5,250,601
Megainfo Holdings Ltd.                                                                  2,074,308                  283,031
Naspers Ltd.                                                                               21,430                  593,549
ON*Media Corp.                                                                             71,780                  556,890
Prajay Engineers Syndicate Ltd.                                                            75,862                  590,181
Reed Elsevier PLC                                                                         229,859                2,894,112
Renault S.A.                                                                               14,689                2,122,837
Swatch Group AG                                                                             8,143                2,662,751
Toyota Motor Corp.                                                                        172,988               10,197,441
Urbi Desarrollos Urbanos S.A. de C.V.                                                     187,037                  672,226
                                                                                                                53,709,771

CONSUMER STAPLES - 1.9%
Diageo PLC                                                                                334,681                7,323,197
Groupe Danone                                                                              60,574                4,755,219
IOI Corp.                                                                                 578,550                1,027,213
ITC Ltd.                                                                                   97,097                  460,905
Metro AG                                                                                   54,146                4,877,414
Nestle S.A. (Regd.)                                                                        31,637               14,163,800
Seven & I Holdings Company Ltd.                                                           123,900                3,183,276
Shinsegae Company Ltd.                                                                        630                  438,518
Shiseido Company Ltd.                                                                     294,000                6,518,280
Tesco PLC                                                                                 670,834                6,003,330
Tiger Brands Ltd.                                                                          30,649                  808,137
                                                                                                                49,559,289

ENERGY - 2.7%
Acergy S.A.                                                                               286,444                8,465,609
BG Group, PLC                                                                             281,519                4,852,253
CAT Oil AG                                                                                 32,562                  831,229
China Oilfield Services Ltd. (Series H)                                                   206,000                  474,651
China Petroleum & Chemical Corp.                                                        1,816,000                2,260,459
China Shenhua Energy Company Ltd.                                                         163,500                  984,959
ENI S.p.A.                                                                                 36,362                1,344,000
LUKOIL ADR                                                                                 13,085                1,087,364
OAO Gazprom ADR                                                                            83,407                3,678,249
Paladin Resources Ltd.                                                                    631,231                4,323,626 (a)
Petroleo Brasileiro S.A. ADR                                                              184,666               11,947,890
Saipem S.p.A.                                                                             422,141               17,962,399
Tesco Corp.                                                                                16,883                  458,373 (a)
Thai Oil PCL                                                                              290,300                  728,397
Total S.A.                                                                                117,299                9,511,888
                                                                                                                68,911,346

FINANCIALS - 6.0%
Allianz AG (Regd.)                                                                         24,250                5,650,715
AXA S.A.                                                                                  115,844                5,169,776
Banca Intesa S.p.A.                                                                       989,359                7,618,993
Banco do Brasil S.A.                                                                       46,192                  775,473
Banco Santander Central Hispano S.A. (Regd.)                                              476,283                9,232,220
Bank of Yokohama Ltd.                                                                     629,012                4,336,882
BNP Paribas                                                                                71,218                7,772,430
CapitaLand Ltd.                                                                           834,000                4,578,868
China Merchants Bank Company Ltd.                                                          51,000                  224,190
China Vanke Company Ltd.                                                                  150,450                  426,059
Chinatrust Financial Holding Company Ltd.                                                 735,000                  539,398 (a)
Credit Agricole S.A.                                                                      110,587                4,254,187
Credit Suisse Group, (Regd.)                                                               36,673                2,426,659
Dubai Islamic Bank                                                                        182,573                  468,461
Egyptian Financial Group-Hermes Holding                                                   100,767                  818,760
Emaar Properties                                                                          209,944                  611,890
Hongkong Land Holdings Ltd.                                                               192,999                  872,355
Hung Poo Real Estate Development Corp.                                                    629,860                  623,394
ING Groep N.V.                                                                            103,393                4,577,364
Jardine Matheson Holdings Ltd.                                                             40,306                1,152,752
Kookmin Bank                                                                               77,691                6,468,944
Lloyds TSB Group, PLC                                                                     343,846                3,800,398
Megaworld Corp.                                                                           624,988                   48,818
Metropolitan Bank & Trust                                                                 334,700                  416,053
Mitsubishi Estate Company Ltd.                                                            435,982               12,471,250
Mitsubishi UFJ Financial Group, Inc.                                                      996,000                8,942,255
Nomura Holdings, Inc.                                                                     702,098               11,757,082
Ping An Insurance Group                                                                    68,500                  946,117
Plaza Centers N.V.                                                                        104,902                  384,165
Prudential PLC                                                                            475,265                7,276,628
PT Bank Niaga                                                                           7,931,553                  754,560
Royal Bank of Scotland Group, PLC                                                         685,526                7,332,441
Samsung Fire & Marine Insurance Company Ltd.                                                4,990                1,074,174
Siam Commercial Bank PCL                                                                  383,400                  883,694
Standard Bank Group, Ltd.                                                                  46,348                  668,398
State Bank of India Ltd.                                                                    3,520                  172,880
State Bank of India Ltd. GDR                                                                5,284                  591,808
Sumitomo Realty & Development Company Ltd.                                                105,000                3,688,215
Sun Hung Kai Properties Ltd.                                                              275,476                4,645,254
Swiss Reinsurance                                                                          18,913                1,678,889
Tisco Bank PCL                                                                             89,815                   81,888
Tisco Bank PCL                                                                            469,108                  410,598
Unibail-Rodamco (REIT)                                                                     14,771                3,791,476
UniCredito Italiano S.p.A.                                                              1,304,548               11,131,573
Woori Investment & Securities Co Ltd                                                       25,150                  711,779
                                                                                                               152,260,163

HEALTHCARE - 0.9%
GlaxoSmithKline PLC                                                                        31,256                  825,921
Roche Holding AG                                                                           96,923               17,514,505
Smith & Nephew PLC ADR                                                                     34,753                2,128,274
Teva Pharmaceutical Industries Ltd. ADR                                                    19,895                  884,731
Yuhan Corp.                                                                                 4,001                  850,346
Zentiva N.V.                                                                                6,692                  408,913
                                                                                                                22,612,690

INDUSTRIALS - 4.4%
ABB Ltd. (Regd.)                                                                          364,922                9,577,563
Alstom                                                                                     30,741                6,232,917
Asahi Glass Company Ltd.                                                                  346,005                4,647,896
Brambles Ltd.                                                                             273,656                3,574,458
CAE, Inc.                                                                                 521,842                6,958,243
Canadian National Railway Co.                                                             136,544                7,799,373
China Communications Construction Company Ltd.                                            514,080                1,222,889
China High Speed Transmission Equipment Group Company Ltd.                                140,000                  253,738
China Infrastructure Machinery Holdings Ltd.                                                2,687                    6,205
Chiyoda Corp.                                                                             138,676                2,495,842
Daewoo Shipbuilding & Marine Engineering Company Ltd.                                       8,237                  521,141
Doosan Heavy Industries and Construction Company Ltd.                                      16,100                1,701,218
East Japan Railway Co.                                                                        895                7,050,124
Empresas ICA Sociedad Controladora S.A. de C.V.                                           150,029                  904,868
Enka Insaat ve Sanayi AS                                                                   71,412                  902,009
Fraser and Neave Ltd.                                                                     100,000                  383,981
Group 4 Securicor PLC                                                                     587,489                2,417,778
Group 4 Securicor PLC                                                                     700,852                2,901,636
Grupo Aeroportuario del Sureste S.A. de C.V. ADR (Series B)                                 4,831                  239,714
Hyunjin Materials Company Ltd.                                                             18,095                  897,681
Italian-Thai Development PCL                                                              222,463                   49,795
Italian-Thai Development PCL NVDR                                                         172,521                   38,379
Jaiprakash Associates Ltd.                                                                 33,773                  921,294
Komatsu Ltd.                                                                              151,075                5,070,204
Larsen & Toubro Ltd.                                                                       35,303                2,494,843
Mitsubishi Heavy Industries Ltd.                                                          736,000                4,805,773
Murray & Roberts Holdings Ltd.                                                             44,260                  576,678
Orascom Construction Industries                                                            80,112                6,717,651
Orkla ASA                                                                                 184,682                3,279,981
Sandvik AB                                                                                307,188                6,564,912
Schneider Electric S.A.                                                                    28,448                3,584,517
Siemens AG (Regd.)                                                                         82,403               11,299,400
Smiths Group PLC                                                                           58,114                1,265,680
United Tractors Tbk PT                                                                    820,500                  735,714
Vinci S.A.                                                                                 50,363                3,924,263
                                                                                                               112,018,358

INFORMATION TECHNOLOGY - 2.3%
Delta Electronics Inc.                                                                    286,207                1,109,397
Gemtek Technology Corp.                                                                   344,114                  864,635
HON HAI Precision Industry Company Ltd.                                                   240,240                1,810,910
Hoya Corp.                                                                                114,200                3,892,223
Ibiden Company Ltd.                                                                        98,894                8,314,611
MediaTek Inc.                                                                             112,245                2,022,370
Nidec Corp.                                                                               107,613                7,513,215
Nintendo Company Ltd.                                                                         700                  363,953
Nokia OYJ                                                                                 484,915               18,385,311
Samsung Electronics Company Ltd.                                                           13,290                8,350,271
Sohu.com Inc.                                                                              18,730                  706,308
Taiwan Semiconductor Manufacturing Company Ltd.                                         3,210,914                6,257,519
                                                                                                                59,590,723

MATERIALS - 3.9%
Angang Steel Company Ltd.                                                                  76,000                  292,998
Anglo Platinum Ltd.                                                                        28,670                4,334,120
Bayer AG                                                                                  129,153               10,252,731
BHP Billiton PLC                                                                          577,410               20,586,746
China Grand Forest                                                                      5,826,832                1,935,114 (a)
Holcim Ltd. (Regd.)                                                                        24,528                2,700,138
Israel Chemicals Ltd.                                                                      97,774                  896,089
Linde AG                                                                                   66,815                8,275,371
Maanshan Iron & Steel                                                                     566,000                  617,098
Makhteshim-Agan Industries Ltd.                                                           107,775                  954,215 (a)
MMC Norilsk Nickel ADR                                                                      5,141                1,398,352
Novozymes (Series B)                                                                       34,224                4,289,957
POSCO                                                                                       1,410                1,036,912
Potash Corp of Saskatchewan                                                               114,125               12,064,861
Rio Tinto PLC (Regd.)                                                                      91,092                7,846,583
Samling Global Ltd.                                                                     1,692,000                  559,742
Sinofert Holdings Ltd.                                                                  1,614,000                1,269,402
Steppe Cement Ltd.                                                                        112,220                  752,197
Syngenta AG (Regd)                                                                         19,382                4,164,426
Toray Industries Inc.                                                                   1,578,998               12,520,508
Vedanta Resources PLC                                                                      32,143                1,329,376
                                                                                                                98,076,936

TELECOMMUNICATION SERVICES - 2.7%
America Movil S.A. de C.V. ADR (Series L)                                                 136,776                8,753,664
Bharti Airtel Ltd.                                                                         49,773                1,174,079 (a)
China Mobile Ltd.                                                                         110,000                1,801,085
Hellenic Telecommunications Organization S.A.                                             168,232                6,220,527
Hutchison Telecommunications International Ltd.                                           317,000                  440,694
Mobile Telesystems OJSC ADR                                                                65,469                4,537,657
MTN Group, Ltd.                                                                           457,080                6,925,706
Orascom Telecom Holding SAE                                                                79,821                1,042,852
Philippine Long Distance Telephone Co.                                                      3,120                  201,536
Singapore Telecommunications Ltd.                                                       2,007,003                5,435,112
Telekom Malaysia Bhd                                                                      168,300                  479,093
Telekomunikasi Indonesia Tbk PT (Series B)                                                684,500                  823,346
Telenor ASA                                                                               784,940               15,634,381
Turkcell Iletisim Hizmet AS ADR                                                            14,923                  317,561
Vodafone Group, PLC                                                                     4,354,168               15,657,243
                                                                                                                69,444,536

UTILITIES - 1.4%
CEZ                                                                                        16,084                  991,131
E.ON AG                                                                                    56,748               10,464,098
First Philippine Holdings Corp.                                                           204,000                  350,943
National Grid PLC                                                                         257,163                4,107,617
PNOC Energy Development Corp.                                                           4,247,562                  603,427
RWE AG                                                                                     20,287                2,544,671
Suez S.A.                                                                                  85,237                5,006,376
Veolia Environnement                                                                      123,865               10,637,972
                                                                                                                34,706,235

TOTAL COMMON STOCK                                                                                             720,890,047
(COST $560,569,924)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.9%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                         229,100                3,249,733
Cia Vale do Rio Doce                                                                      105,522                2,993,613
Cia Vale do Rio Doce ADR                                                                  608,839               17,321,470
Petroleo Brasileiro S.A.                                                                   14,400                  463,304

TOTAL PREFERRED STOCK                                                                                           24,028,120
(COST $11,211,838)

TOTAL FOREIGN EQUITY                                                                                           744,918,167
(COST $571,781,762)

                                                                                        PRINCIPAL
                                                                                           AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.4%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 5.0%
U.S. Treasury Bonds
4.50%                                                    02/15/36                   $     265,000            $     251,297 (j)
4.75%                                                    02/15/37                      19,896,000               19,633,969 (j)
U.S. Treasury Notes
4.50%                                                    05/15/17                       6,175,000                6,141,717 (j)
4.63%                                                    11/15/09 - 02/15/17           52,714,000               53,106,954 (j)
4.88%                                                    06/30/12                      47,951,000               49,281,162 (j)
                                                                                                               128,415,099


FEDERAL AGENCIES - 0.5%
Federal Home Loan Mortgage Corp.
4.75%                                                    03/05/12                       7,890,000                7,929,465
4.88%                                                    02/09/10                         610,000                  616,366
5.00%                                                    02/16/17                       3,480,000                3,483,240 (j)
                                                                                                                12,029,071

AGENCY MORTGAGE BACKED - 8.4%
Federal Home Loan Mortgage Corp.
4.50%                                                    06/01/33 - 02/01/35              276,172                  256,596 (h)
5.00%                                                    07/01/35 - 10/01/35            8,228,854                7,861,175 (h)
5.50%                                                    05/01/20                          93,218                   92,936 (h)
6.00%                                                    04/01/17 - 11/01/36              757,933                  763,399 (h)
6.50%                                                    01/01/27 - 08/01/36            1,022,925                1,043,067 (h)
7.00%                                                    10/01/25 - 08/01/36              287,189                  296,649 (h)
7.50%                                                    11/01/09 - 09/01/33               44,714                   47,112 (h)
8.00%                                                    01/01/30 - 11/01/30               16,863                   17,797 (h)
9.00%                                                    10/01/25                             744                      805 (h)
Federal National Mortgage Assoc.
4.00%                                                    05/01/19 - 06/01/19              251,110                  236,432 (h)
4.50%                                                    05/01/18 - 02/01/35            2,459,841                2,345,153 (h)
5.00%                                                    06/01/20 - 08/01/35            4,914,731                4,703,694 (h)
5.00%                                                    07/01/35                       1,122,225                1,127,401 (h,i)
5.10%                                                    08/01/35                         728,766                  728,107 (h,i)
5.27%                                                    04/01/37                         581,317                  580,943 (i)
5.44%                                                    04/01/37                          53,144                   53,392 (i)
5.50%                                                    04/01/14 - 08/01/35            1,850,899                1,832,203 (h)
5.53%                                                    04/01/37                         735,437                  739,852 (i)
5.59%                                                    04/01/37                         645,624                  650,598 (i)
5.60%                                                    04/01/37                         685,701                  691,159 (i)
5.62%                                                    03/01/37                          45,407                   45,773 (i)
5.63%                                                    06/01/37                         959,561                  966,561 (i)
5.66%                                                    05/01/37                         385,482                  388,695 (i)
5.68%                                                    04/01/37                         474,306                  478,571 (i)
5.70%                                                    04/01/37                         904,890                  913,506 (i)
5.71%                                                    04/01/37                         988,286                  997,892 (i)
5.85%                                                    06/01/37                       1,198,570                1,211,947 (i)
6.00%                                                    09/01/19 - 08/01/35            4,572,476                4,585,013 (h)
6.04%                                                    10/01/37                       1,004,885                1,014,934 (i)
6.50%                                                    09/01/17 - 08/01/36            2,356,233                2,404,877 (h)
7.00%                                                    04/01/17 - 06/01/36              397,740                  411,732 (h)
7.50%                                                    12/01/09 - 03/01/34              103,420                  107,902 (h)
8.00%                                                    12/01/11 - 11/01/33               36,841                   38,498 (h)
8.50%                                                    06/01/30                             222                      239 (h)
9.00%                                                    06/01/09 - 12/01/22               17,153                   18,022 (h)
5.00%                                                    TBA                           33,215,000               31,764,513 (c)
5.50%                                                    TBA                           72,884,000               71,552,915 (c)
6.00%                                                    TBA                           47,613,000               47,683,881 (c)
6.50%                                                    TBA                           18,195,000               18,524,784 (c)
Government National Mortgage Assoc.
4.50%                                                    08/15/33 - 09/15/34              448,494                  423,294 (h)
6.00%                                                    04/15/27 - 09/15/36              645,779                  650,362 (h)
6.50%                                                    04/15/24 - 09/15/36              635,620                  649,974 (h)
7.00%                                                    03/15/12 - 10/15/36              644,857                  667,657 (h)
8.00%                                                    03/15/30                           3,364                    3,606 (h)
9.00%                                                    11/15/16 - 12/15/21               19,461                   20,919 (h)
5.50%                                                    TBA                            4,535,000                4,471,229 (c)
                                                                                                               214,065,766

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Federal Home Loan Mortgage Corp.
1.40%                                                    12/15/30                         398,909                   21,691 (g,h,i)
1.45%                                                    09/15/36                       1,795,755                  167,510 (g,i)
1.52%                                                    04/25/37                       1,548,835                   94,242 (g,i)
1.80%                                                    10/15/18                         339,208                   20,778 (d,g,h,i)
2.03%                                                    09/15/36                       1,531,988                  154,635 (g,h,i)
3.50%                                                    12/15/33                          45,000                   32,207 (h,i)
4.50%                                                    04/15/13 - 03/15/19              434,983                   31,391 (g,h)
5.00%                                                    12/15/13 - 12/01/34            4,675,649                1,085,253 (g,h)
5.50%                                                    04/15/17 - 06/15/33              204,396                   31,748 (g,h)
5.50%                                                    04/15/26                       2,042,992                2,056,848
7.15%                                                    04/15/37                       1,951,407                  123,491 (d,g,i)
7.50%                                                    01/15/16                           8,587                    8,888 (h)
7.50%                                                    07/15/27                           5,996                    1,166 (g,h)
8.00%                                                    02/01/23 - 07/01/24                4,284                    1,112 (g,h)
11.00%                                                   05/15/37                       2,806,630                  176,133 (d,g,i)
23.96%                                                   09/25/43                         403,993                    4,345 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.45%                                                    08/01/27                             971                      776 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                                    12/25/42                         223,476                    6,215 (g,h,i)
1.32%                                                    05/25/37 - 06/25/37           23,580,027                1,435,160 (g,i)
1.64%                                                    03/25/37                       1,529,761                   85,500 (g,i)
2.07%                                                    06/25/36 - 07/25/37           21,294,442                1,617,932 (g,h,i)
2.47%                                                    09/25/42                         226,186                   13,076 (g,h,i)
2.52%                                                    04/25/17 - 10/25/17              176,037                   11,701 (g,h,i)
2.57%                                                    08/25/16                          66,266                    3,148 (g,h,i)
4.50%                                                    05/25/18                         115,675                   10,013 (g,h)
4.75%                                                    11/25/14                          21,669                    1,102 (g,h)
5.00%                                                    02/25/32                          31,961                    2,143 (g,h)
5.50%                                                    03/25/29 - 01/25/33            2,374,326                2,340,939
8.00%                                                    07/25/14                          20,474                   20,710 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                    12/01/33                         397,564                  101,792 (g)
Federal National Mortgage Assoc. (Class S)
1.97%                                                    02/25/31                          71,889                    3,691 (g,h,i)
Federal National Mortgage Assoc. REMIC
2.07%                                                    01/25/37                       4,283,826                  318,631 (g,h,i)
4.50%                                                    11/25/13                          58,405                    1,945 (g,h)
5.00%                                                    10/25/22                         105,394                   17,127 (g,h)
5.32%                                                    03/25/31                          75,311                   73,892 (h,i)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                 03/25/22                               5                       31 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                 05/25/22                               5                      134 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                    08/01/34                       2,637,322                  693,533 (g)
7.50%                                                    11/01/23                          19,328                    5,252 (g,h)
8.00%                                                    08/01/23 - 07/01/24                9,074                    2,309 (g,h)
                                                                                                                10,778,190

ASSET BACKED - 2.3%
American Express Credit Account Master Trust (Class A)
5.74%                                                    12/17/12                       5,000,000                4,968,379 (h,i)
BA Credit Card Trust
5.75%                                                    08/15/12                       9,500,000                9,429,492 (h,i)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.50%                                                    01/25/34                          14,031                   13,375 (h,i)
Capital Auto Receivables Asset Trust
5.81%                                                    05/15/11                       8,000,000                7,983,752 (h,i)
Capital One Auto Finance Trust
5.75%                                                    04/15/12                       3,000,000                2,994,861 (h,i)
Capital One Multi-Asset Execution Trust (Class A)
5.78%                                                    03/16/15                         490,000                  482,930 (h,i)
Carmax Auto Owner Trust
4.35%                                                    03/15/10                         154,000                  152,841 (h)
Citibank Credit Card Issuance Trust
4.45%                                                    04/07/10                          35,000                   34,836 (h)
Ford Credit Auto Owner Trust (Class A)
5.79%                                                    02/15/12                       7,125,000                7,017,393 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                    10/15/10                         138,000                  136,875 (h)
Indymac Residential Asset Backed Trust
5.30%                                                    10/25/35                       4,500,000                4,473,810 (h,i)
7.13%                                                    04/25/37                         189,000                  105,757 (h,i)
JP Morgan Mortgage Acquisition Corp.
5.28%                                                    03/01/37                       1,500,000                1,472,346 (i)
Long Beach Mortgage Loan Trust
5.41%                                                    09/25/35                         863,389                  854,311 (h,i)
Mid-State Trust
7.54%                                                    07/01/35                           5,111                    5,482 (h)
Option One Mortgage Loan Trust
5.26%                                                    06/25/37                       4,000,000                3,928,430 (i)
Peco Energy Transition Trust
6.52%                                                    12/31/10                          50,000                   52,269 (h)
Residential Asset Mortgage Products, Inc.
5.37%                                                    03/25/34                          10,283                   10,240 (h,i)
Residential Asset Securities Corp.
5.38%                                                    01/25/36                       3,000,000                2,955,469 (h,i)
5.63%                                                    07/25/32                           8,838                    8,662 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                    07/25/30                         108,092                  106,641 (h,i)
SLM Student Loan Trust (Class A)
5.74%                                                    06/15/18                         266,370                  266,797 (h,i)
Superior Wholesale Inventory Financing Trust (Class A)
5.93%                                                    06/15/10                       4,000,000                3,946,725 (h,i)
Swift Master Auto Receivables Trust (Class A)
5.85%                                                    06/15/12                       4,250,000                4,250,000 (i)
Triad Auto Receivables Owner Trust (Class A)
5.87%                                                    02/12/14                       2,000,000                1,968,709 (i)
Wells Fargo Home Equity Trust
3.97%                                                    05/25/34                          35,132                   34,194 (h,i)
                                                                                                                57,654,576

CORPORATE NOTES - 2.6%
Abbey National PLC
7.95%                                                    10/26/29                         340,000                  398,043 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                    03/15/10                       2,125,000                2,133,666 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                    06/01/15                       1,040,000                  990,894 (h)
American International Group, Inc.
6.25%                                                    05/01/36                         490,000                  491,002 (h)
Appalachian Power Co. (Series G)
3.60%                                                    05/15/08                          20,000                   19,753 (h)
Arizona Public Service Co.
6.25%                                                    08/01/16                         370,000                  371,786 (h)
AT&T, Inc.
4.13%                                                    09/15/09                       1,800,000                1,770,165 (h)
BAC CAP TRUST V
5.63%                                                    03/08/35                         925,000                  807,733 (h)
Bear Stearns Companies Inc.
5.85%                                                    07/19/10                         425,000                  426,100 (h)
6.95%                                                    08/10/12                       1,555,000                1,621,269 (h)
BellSouth Corp.
4.20%                                                    09/15/09                         735,000                  723,559 (h)
6.55%                                                    06/15/34                         510,000                  520,717 (h)
BJ Services Co.
5.75%                                                    06/01/11                         430,000                  434,605 (h)
Bristol-Myers Squibb Co.
5.88%                                                    11/15/36                         420,000                  399,821 (h)
British Telecommunications PLC
8.63%                                                    12/15/10                         170,000                  186,994 (h)
Burlington Northern Santa Fe Corp.
6.75%                                                    07/15/11                       1,000,000                1,044,848 (h)
Capital One Bank
6.50%                                                    06/13/13                          25,000                   25,567 (h)
Carolina Power & Light Co.
5.15%                                                    04/01/15                         810,000                  785,096 (h)
5.70%                                                    04/01/35                         155,000                  144,677 (h)
6.13%                                                    09/15/33                         190,000                  187,490 (h)
Chubb Corp.
6.00%                                                    05/11/37                         400,000                  382,199 (h)
Citigroup, Inc.
5.13%                                                    02/14/11 - 05/05/14            3,805,000                3,729,180 (h)
Consumers Energy Co.
5.15%                                                    02/15/17                         555,000                  524,299 (h)
COX Communications, Inc.
7.13%                                                    10/01/12                         505,000                  535,447 (h)
7.75%                                                    11/01/10                         375,000                  399,755 (h)
CSX Transportation, Inc.
9.75%                                                    06/15/20                       1,021,000                1,301,758 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                    06/04/08                         280,000                  276,933 (h)
Dominion Resources, Inc.
5.69%                                                    05/15/08                         370,000                  370,162 (h,k)
Dominion Resources, Inc. (Series B)
6.30%                                                    09/30/66                       1,505,000                1,488,248 (h,i)
Dover Corp.
6.50%                                                    02/15/11                         375,000                  389,035 (h)
Duke Energy Corp.
5.38%                                                    01/01/09                         160,000                  159,919 (h)
EI Du Pont de Nemours & Co.
4.88%                                                    04/30/14                         325,000                  311,703 (h)
El Paso Electric Co.
6.00%                                                    05/15/35                         270,000                  251,644 (h)
FirstEnergy Corp. (Series B)
6.45%                                                    11/15/11                       2,040,000                2,109,085 (h)
GMAC LLC
5.85%                                                    01/14/09                         600,000                  587,251 (h)
Goldman Sachs Group, Inc.
6.60%                                                    01/15/12                       3,195,000                3,337,048 (h)
6.88%                                                    01/15/11                         900,000                  940,204 (h)
GTE Corp.
6.94%                                                    04/15/28                         850,000                  893,617 (h)
7.51%                                                    04/01/09                         165,000                  169,536 (h)
HSBC Bank USA NA
3.88%                                                    09/15/09                       1,175,000                1,151,820 (h)
4.63%                                                    04/01/14                       1,085,000                1,006,955 (h)
HSBC Finance Corp.
6.75%                                                    05/15/11                         405,000                  421,774 (h)
HSBC Holdings PLC
6.50%                                                    05/02/36                         100,000                  100,850 (h)
Hydro Quebec
8.05%                                                    07/07/24                         820,000                1,032,993 (h)
8.50%                                                    12/01/29                       1,585,000                2,168,311 (h)
ING Capital Funding TR III
8.44%                                                    12/29/49                         960,000                1,035,591 (h,i)
ING Groep N.V.
5.78%                                                    12/29/49                       1,265,000                1,193,810 (h,i)
International Business Machines Corp.
4.75%                                                    11/29/12                       1,300,000                1,278,257 (h)
International Steel Group Inc.
6.50%                                                    04/15/14                         415,000                  414,402
iStar Financial, Inc. (REIT)
7.00%                                                    03/15/08                         400,000                  399,627 (h)
JP Morgan Chase & Co.
7.00%                                                    11/15/09                       1,130,000                1,174,321 (h)
JP Morgan Chase Bank
5.88%                                                    06/13/16                         825,000                  829,281
Kansas Gas & Electric
5.65%                                                    03/29/21                         425,000                  409,249 (h)
Lehman Brothers Holdings, Inc.
5.00%                                                    01/14/11                       1,150,000                1,131,430 (h)
6.20%                                                    09/26/14                       1,125,000                1,138,659
Markel Corp.
7.35%                                                    08/15/34                         340,000                  349,761 (h)
Martin Marietta Materials, Inc.
6.25%                                                    05/01/37                         105,000                   97,248
MBIA, Inc.
5.70%                                                    12/01/34                         285,000                  233,298
Merck & Company, Inc.
5.75%                                                    11/15/36                         445,000                  420,064 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                    12/29/49                         595,000                  619,740
Munich Re America Corp. (Series B)
7.45%                                                    12/15/26                         315,000                  357,498 (h)
Nevada Power Co. (Series A)
8.25%                                                    06/01/11                         250,000                  271,670 (h)
Nevada Power Company (Series I)
6.50%                                                    04/15/12                         515,000                  529,857 (h)
Nisource Finance Corp.
7.88%                                                    11/15/10                         160,000                  171,486 (h)
Norfolk Southern Corp.
6.00%                                                    04/30/08                          20,000                   20,074 (h)
8.63%                                                    05/15/10                         485,000                  525,867 (h)
Norfolk Southern Railway Co.
9.75%                                                    06/15/20                          64,000                   83,899 (h)
Northeast Utilities (Series B)
3.30%                                                    06/01/08                          30,000                   29,536 (h)
NorthWestern Corp.
5.88%                                                    11/01/14                         200,000                  194,983 (h)
Pacific Bell
7.13%                                                    03/15/26                          55,000                   57,847 (h)
Pacific Gas & Electric Co.
5.80%                                                    03/01/37                         500,000                  470,876
Pacificorp
6.25%                                                    10/15/37                         375,000                  374,531
Pemex Finance Ltd.
9.03%                                                    02/15/11                         185,500                  198,528 (h)
Pemex Project Funding Master Trust
7.88%                                                    02/01/09                         195,000                  201,146
8.63%                                                    02/01/22                          60,000                   74,481 (h)
Prudential Financial, Inc.
5.70%                                                    12/14/36                         485,000                  447,270 (h)
6.10%                                                    06/15/17                         415,000                  418,194
Public Service Company of Colorado
7.88%                                                    10/01/12                         520,000                  575,229 (h)
Puget Sound Energy, Inc.
3.36%                                                    06/01/08                          30,000                   29,554 (h)
5.48%                                                    06/01/35                         130,000                  114,103 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                    06/01/67                         830,000                  796,499 (i)
Pulte Homes, Inc.
4.88%                                                    07/15/09                         385,000                  358,200 (h)
Royal Bank of Scotland Group PLC
5.00%                                                    10/01/14                         375,000                  356,353 (h)
Sovereign Capital Trust VI
7.91%                                                    06/13/36                         945,000                  997,207 (h)
Sprint Capital Corp.
7.63%                                                    01/30/11                       2,200,000                2,331,941
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                    12/03/14                         380,000                  373,540 (i)
Telecom Italia Capital S.A.
6.20%                                                    07/18/11                       1,175,000                1,202,667
Telefonica Emisiones SAU
5.86%                                                    02/04/13                         600,000                  606,452
Tennessee Gas Pipeline Co.
7.63%                                                    04/01/37                         275,000                  296,906
8.38%                                                    06/15/32                         325,000                  381,934
Time Warner, Inc.
6.88%                                                    05/01/12                          25,000                   26,147 (h)
TXU Electric Delivery Co.
6.38%                                                    05/01/12                         580,000                  592,718 (h)
UBS Preferred Funding Trust I
8.62%                                                    10/29/49                         495,000                  533,364 (i)
Valspar Corp.
5.63%                                                    05/01/12                         320,000                  320,940
Verizon Global Funding Corp.
7.25%                                                    12/01/10                         900,000                  955,979
Verizon Pennsylvania, Inc.
8.35%                                                    12/15/30                         210,000                  250,809 (h)
8.75%                                                    08/15/31                         165,000                  207,598 (h)
Wal-Mart Stores, Inc.
6.88%                                                    08/10/09                       1,000,000                1,036,486 (h)
Wells Fargo & Co.
5.25%                                                    12/01/07                          90,000                   89,932 (h)
Wells Fargo Bank NA
5.95%                                                    08/26/36                       1,450,000                1,417,812 (h)
Westar Energy, Inc.
7.13%                                                    08/01/09                         420,000                  427,536 (h)
Wisconsin Electric Power
5.70%                                                    12/01/36                         115,000                  108,191 (h)
                                                                                                                67,064,089

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Banc of America Commercial Mortgage Inc.
4.13%                                                    07/10/42                       1,800,000                1,767,410 (h)
5.32%                                                    10/10/11                       1,300,000                1,293,617 (h)
5.87%                                                    04/10/49                       2,600,000                2,623,186 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                    05/11/35                       1,915,824                1,944,075 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                    04/10/17                         400,000                  378,082 (h)
Banc of America Funding Corp.
5.76%                                                    03/20/36                         193,999                  196,145 (h,i)
5.83%                                                    02/20/36                         345,754                  343,100 (h,i)
Banc of America Mortgage Securities (Class B)
5.34%                                                    10/25/35                         198,386                  180,501 (h,i)
5.38%                                                    01/25/36                         198,787                  194,443 (h,i)
5.55%                                                    02/25/36                         158,906                  159,228 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                    07/25/35                         215,675                  217,182 (h)
Bear Stearns Asset Backed Securities Trust (Class A)
5.76%                                                    07/25/36                       7,543,192                7,449,409 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                    10/12/41                       1,500,000                1,500,693 (h,i)
5.53%                                                    10/12/41                       1,500,000                1,483,780 (h,i)
5.58%                                                    03/11/39                       1,000,000                1,009,760 (h,i)
6.02%                                                    02/14/31                          75,000                   75,624 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.63%                                                    04/12/38                         700,000                  708,340 (h,i)
5.85%                                                    06/11/40                       2,100,000                2,117,559 (h,i)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                    08/25/36                         526,228                  526,889 (h,i)
Countrywide Alternative Loan Trust
5.98%                                                    05/25/36                          73,854                   50,071 (h,i)
6.00%                                                    03/25/36 - 08/25/36              423,760                  233,355 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                    05/25/36 - 08/25/36              227,471                  174,884 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.46%                                                    02/25/47                         790,537                  783,835 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                    12/25/35                         166,201                  148,858 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                                    09/15/39                         682,000                  677,149 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                    02/25/36                         112,935                  101,643 (h,i)
Crusade Global Trust (Class A)
5.56%                                                    01/17/34                       2,378,384                2,383,383 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                    08/25/34                         238,187                  236,302 (h)
5.33%                                                    10/25/35                         167,530                  147,820 (h,i)
6.13%                                                    04/15/37                          50,000                   51,400 (h)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                    09/15/34                         600,000                  602,933 (h)
6.53%                                                    06/15/34                         600,000                  622,511 (h)
DLJ Commercial Mortgage Corp.
6.24%                                                    11/12/31                         218,394                  219,960 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                    11/10/33                       1,630,275                1,702,951 (h)
7.62%                                                    06/10/33                       2,933,248                3,076,828 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                    05/15/35                         422,844                  425,295 (h)
6.47%                                                    04/15/34                         400,000                  413,175 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.27%                                                    12/10/41                       3,436,128                   64,867 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                    04/10/37                         500,000                  500,866 (h)
Impac CMB Trust
5.39%                                                    04/25/35                         349,745                  340,196 (h,i)
Indymac INDA Mortgage Loan Trust
5.14%                                                    01/25/36                          99,797                   92,874 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.14%                                                    01/25/36                         107,781                  104,618 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.94%                                                    02/12/49                       3,700,000                3,728,897 (h,i)
6.47%                                                    11/15/35                          40,000                   41,595 (h)
JP Morgan Mortgage Trust
5.86%                                                    04/25/37                         635,000                  655,622 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                    09/15/27                         108,000                  106,075 (h,i)
5.22%                                                    01/18/12                       4,585,120                  105,708 (d,h,i)
5.26%                                                    09/15/39                       1,000,000                1,002,332 (h)
5.42%                                                    02/15/40                         359,000                  354,198
5.53%                                                    03/15/39                       1,000,000                1,012,348 (h)
5.66%                                                    03/15/39                       1,000,000                1,010,272 (h,i)
6.23%                                                    03/15/26                          53,000                   53,566 (h)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                                    11/15/27                         704,000                  733,720 (h)
LB-UBS Commercial Mortgage Trust (Class E)
6.81%                                                    07/15/40                         460,000                  447,188 (d,i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                    07/15/40                         475,000                  446,272 (i)
LB-UBS Commercial Mortgage Trust (Class X)
4.62%                                                    09/15/39                      21,464,000                  653,399 (d,h,i)
Master Alternative Loans Trust
5.00%                                                    08/25/18                          50,893                    8,000 (g,h)
6.50%                                                    08/25/34 - 05/25/35              455,560                  458,255 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                    01/25/35                         107,084                  109,627 (h)
Medallion Trust (Class A)
5.54%                                                    08/22/36                       1,455,321                1,441,983 (h,i)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                    05/12/39                       1,000,000                1,015,828 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                    03/12/51                       2,700,000                2,668,191 (i)
5.81%                                                    06/12/50                       1,900,000                1,905,146 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                    02/25/36                         164,986                  159,417 (h,i)
Morgan Stanley Capital I
5.28%                                                    12/15/43                       1,500,000                1,493,225 (h,i)
5.33%                                                    12/15/43                       1,500,000                1,475,127 (h,i)
5.39%                                                    11/12/41                       2,000,000                1,911,546 (h,i)
5.44%                                                    02/20/44                       1,000,000                  989,434 (b,i)
5.45%                                                    02/12/44                       1,000,000                  986,753 (i)
5.69%                                                    04/15/49                       2,500,000                2,504,436 (i)
5.71%                                                    07/20/44                         300,000                  303,536 (h)
6.53%                                                    03/15/31                         266,273                  268,464 (h)
7.11%                                                    04/15/33                          68,524                   70,234 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                    02/12/44                       1,000,000                1,000,906 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                                    10/15/33                          45,265                   47,074 (h)
MortgageIT Trust (Class A)
5.43%                                                    08/25/35                       2,414,430                2,387,452 (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                                    03/15/30                         440,744                  442,369 (h)
Opteum Mortgage Acceptance Corp.
5.43%                                                    02/25/35                         244,442                  244,332 (h,i)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                    03/12/34                       2,000,000                2,064,457
Residential Accredit Loans, Inc.
6.00%                                                    01/25/36                         243,557                  219,113 (h)
6.04%                                                    01/25/36                         108,665                  110,942 (h,i)
Residential Asset Securitization Trust (Class A)
5.50%                                                    05/25/35                         950,449                  966,938 (h,i)
Residential Funding Mortgage Security I
5.75%                                                    01/25/36                         228,867                  202,954 (h)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                    12/15/43                       2,600,000                2,540,939
5.42%                                                    04/15/47                       2,000,000                1,998,880
Wachovia Bank Commercial Mortgage Trust (Class E)
6.10%                                                    02/15/51                       1,485,000                1,383,322 (i)
Wachovia Bank Commercial Mortgage Trust (Class F)
6.10%                                                    07/15/17                         260,000                  237,946
Washington Mutual Inc.
5.47%                                                    01/25/45                         133,359                  131,204 (h,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                    08/25/35                         472,474  452,579         452,579 (h,i)
5.50%                                                    01/25/36 - 03/25/36              684,976                  587,746 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                                    03/25/36                         980,217                  873,220 (h)
                                                                                                                81,337,564

SOVEREIGN BONDS - 0.0%*
Government of Canada
7.50%                                                    09/15/29                         495,000                  621,464
Government of Manitoba Canada
4.90%                                                    12/06/16                         330,000                  325,264 (h)
                                                                                                                   946,728

TOTAL BONDS AND NOTES                                                                                          572,291,083
(COST $575,199,607)
                                                                                        NUMBER OF
                                                                                           SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.1%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                         160,249          $     5,522,181 (n)
Industrial Select Sector SPDR Fund                                                        553,144               22,601,464 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                                     28,123,645
(COST $22,899,604)

                                                                                        PRINCIPAL
                                                                                           AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 2.1%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 1.6%
Bear Stearns Asset Backed Securities Inc.
5.35%                                                    11/25/35                  $    5,000,000          $     4,903,632 (h,i)
Countrywide Asset-Backed Certificates
5.24%                                                    06/25/35                       1,714,797                1,695,931 (h,i)
Countrywide Asset-Backed Certificates (Class M)
5.83%                                                    06/26/33                         701,093                  639,228 (h,i)
Discover Card Master Trust I
5.76%                                                    04/15/10                       3,000,000                2,980,925 (h,i)
Discover Card Master Trust I (Class A)
5.78%                                                    04/16/10                       3,200,000                3,197,414 (h,i)
GSAA Trust
5.19%                                                    10/25/36                       6,628,403                6,541,050 (h,i)
GSAMP Trust
5.24%                                                    05/25/36                       1,637,883                1,498,663 (b,h,i)
GSR Mortgage Loan Trust
5.33%                                                    11/25/30                       1,986,764                1,884,175 (h,i)
Indymac Residential Asset Backed Trust
5.25%                                                    06/25/36                       7,000,000                6,955,693 (h,i)
Nissan Auto Lease Trust
5.82%                                                    02/15/13                       6,310,000                6,262,675 (i)
Waverly Community School (Class A)
5.29%                                                    02/25/37                       4,462,190                4,382,045 (h,i)
                                                                                                                40,941,431

CORPORATE NOTES - 0.3%
Countrywide Financial Corp.
5.66%                                                    09/02/08                       4,000,000                3,861,124 (h,i)
Morgan Stanley
5.41%                                                    05/07/09                       4,000,000                3,967,672 (i)
                                                                                                                 7,828,796

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
JP Morgan Alternative Loan Trust
5.19%                                                    08/25/36                       1,283,990                1,283,127 (h,i)
Residential Accredit Loans, Inc.
5.31%                                                    07/25/36                       3,448,424                3,247,575 (h,i)
                                                                                                                 4,530,702

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                 53,300,929
SECURITIES ON LOAN
(COST $54,378,106)

TOTAL INVESTMENTS IN SECURITIES                                                                              2,506,582,344
(COST $2,225,936,902)

                                                                                        NUMBER OF
                                                                                           SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.4%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.2%
GEI Short Term Investment Fund
5.43%                                                                                 261,086,257         $    261,086,257 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 2.2%
GEI Short Term Investment Fund
5.43%                                                                                  54,938,220               54,938,220 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                   316,024,477
(COST $316,024,477)

TOTAL INVESTMENTS                                                                                            2,822,606,821
(COST $2,541,961,379)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.7)%                                                         (272,958,833)

                                                                                                          ----------------
NET ASSETS  - 100.0%                                                                                      $  2,549,647,988
                                                                                                          ================

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                               NUMBER OF            CURRENT             UNREALIZED
DESCRIPTION                                            EXPIRATION DATE         CONTRACTS         NOTIONAL VALUE        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                  September 2007             14           $ 5,383,350         $   2,175
U.S. Treasury Notes 2 Yr. Futures                      December 2007             289            59,836,547            15,571
U.S. Treasury Notes 10 Yr. Futures                     December 2007             174            19,014,938          (257,637)
                                                                                                                   ----------
                                                                                                                   $(239,891)
                                                                                                                   ==========


GEI INCOME FUND

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                         AMOUNT                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -102.5%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 14.7%
U.S. Treasury Bonds
4.50%                                                    02/15/36                  $    135,000              $    128,019 (j)
4.75%                                                    02/15/37                     2,289,000                 2,258,854 (j)
U.S. Treasury Notes
4.50%                                                    11/15/10 - 05/15/17          1,864,000                 1,854,333 (j)
4.63%                                                    11/15/09 - 02/15/17          6,822,000                 6,879,367 (j)
4.88%                                                    06/30/12                     2,750,000                 2,826,285 (j)
                                                                                                               13,946,858

FEDERAL AGENCIES - 4.0%
Federal Home Loan Mortgage Corp.
4.75%                                                    03/05/12                       980,000                   984,902 (j)
4.88%                                                    02/09/10                     1,805,000                 1,823,836 (j)
5.00%                                                    02/16/17                     1,025,000                 1,025,954 (j)
                                                                                                                3,834,692

AGENCY MORTGAGE BACKED - 28.7%
Federal Home Loan Mortgage Corp.
4.50%                                                    06/01/33 - 02/01/35            276,172                   256,596 (h)
5.00%                                                    07/01/35 - 10/01/35            437,834                   418,286 (h)
5.50%                                                    05/01/20                        68,054                    67,849 (h)
6.00%                                                    04/01/17 - 05/01/35            946,105                   952,039 (h)
6.50%                                                    01/01/27 - 08/01/36            571,761                   583,508 (h)
7.00%                                                    10/01/16 - 08/01/36            211,780                   219,497 (h)
7.50%                                                    11/01/09 - 09/01/33             24,189                    25,188 (h)
8.00%                                                    11/01/30                        23,149                    24,512 (h)
8.50%                                                    04/01/30 - 05/01/30             27,971                    29,972 (h)
Federal National Mortgage Assoc.
4.00%                                                    05/01/19 - 06/01/19            267,953                   252,290 (h)
4.50%                                                    05/01/18 - 12/01/34          1,546,332                 1,480,535 (h)
5.00%                                                    03/01/34 - 08/01/35            579,653                   553,735 (h)
5.27%                                                    04/01/37                       154,476                   154,376 (i)
5.44%                                                    04/01/37                        14,288                    14,355 (i)
5.50%                                                    12/01/13 - 08/01/33            727,414                   721,454 (h)
5.53%                                                    04/01/37                       196,117                   197,295 (i)
5.59%                                                    04/01/37                       171,567                   172,889 (i)
5.60%                                                    04/01/37                       182,217                   183,667 (i)
5.62%                                                    03/01/37                        12,208                    12,307 (i)
5.63%                                                    06/01/37                       253,019                   254,864 (i)
5.66%                                                    05/01/37                        98,833                    99,657 (i)
5.68%                                                    04/01/37                       127,506                   128,652 (i)
5.70%                                                    04/01/37                       243,729                   246,050 (i)
5.71%                                                    04/01/37                       266,440                   269,029 (i)
5.85%                                                    06/01/37                       316,977                   320,515 (i)
6.00%                                                    06/01/14 - 07/01/35          1,685,173                 1,691,900 (h)
6.04%                                                    10/01/37                       151,240                   152,752 (i)
6.50%                                                    07/01/17 - 02/01/35          2,005,822                 2,048,705 (h)
7.00%                                                    03/01/15 - 06/01/36            688,731                   714,254 (h)
7.50%                                                    12/01/09 - 03/01/34            179,622                   188,172 (h)
8.00%                                                    12/01/12 - 11/01/33            131,024                   138,177 (h)
8.50%                                                    05/01/31                         6,118                     6,569 (h)
9.00%                                                    04/01/16 - 12/01/22             21,684                    23,079 (h)
5.00%                                                    TBA                          9,456,000                 9,028,766 (c)
5.50%                                                    TBA                            709,000                   694,033 (c)
6.00%                                                    TBA                          2,660,000                 2,663,325 (c)
6.50%                                                    TBA                            370,000                   376,706 (c)
Government National Mortgage Assoc.
4.50%                                                    08/15/33 - 09/15/34            490,421                   462,872 (h)
6.00%                                                    04/15/27 - 09/15/36            489,489                   493,570 (h)
6.13%                                                    11/20/22 - 12/20/24              7,354                     7,417 (h,i)
6.38%                                                    02/20/23 - 02/20/26             14,100                    14,244 (h,i)
6.50%                                                    04/15/19 - 08/15/36            448,488                   459,469 (h)
7.00%                                                    03/15/12 - 10/15/36            304,635                   317,267 (h)
7.50%                                                    11/15/31 - 10/15/33             10,049                    10,524 (h)
8.00%                                                    12/15/29                         3,696                     3,931 (h)
8.50%                                                    10/15/17                        22,335                    23,866 (h)
9.00%                                                    11/15/16 - 12/15/21             54,984                    59,097 (h)
5.50%                                                    TBA                             35,000                    34,508 (c)
                                                                                                               27,252,320

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Federal Home Loan Mortgage Corp.
1.40%                                                    12/15/30                       897,545                    48,804 (g,h,i)
1.45%                                                    09/15/36                       485,217                    45,262 (g,i)
1.52%                                                    04/25/37                       403,837                    24,572 (g,i)
1.80%                                                    10/15/18                       379,913                    23,271 (d,g,h,i)
2.03%                                                    09/15/36                       430,588                    43,463 (g,h,i)
3.50%                                                    12/15/33                       150,000                   107,357 (h,i)
4.50%                                                    04/15/13 - 03/15/19            680,055                    62,536 (g,h)
5.00%                                                    12/15/13 - 12/01/34          4,524,704                   945,545 (g,h)
5.50%                                                    04/15/17 - 06/15/33            552,479                   111,835 (g,h)
5.50%                                                    04/15/26                       499,725                   503,114
7.15%                                                    04/15/37                       514,550                    32,562 (d,g,i)
7.50%                                                    01/15/16                        47,231                    48,886 (h)
7.50%                                                    07/15/27                        13,980                     2,718 (g,h)
8.00%                                                    02/01/23 - 07/01/24              7,006                     1,818 (g,h)
8.25%                                                    06/01/26                        60,000                    77,080 (h,k)
11.00%                                                   05/15/37                       724,565                    45,471 (d,g,i)
23.96%                                                   09/25/43                     1,663,499                    17,892 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.45%                                                    08/01/27                         1,710                     1,368 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                                    12/25/42                       111,738                     3,108 (g,h,i)
1.32%                                                    05/25/37 - 06/25/37          6,082,874                   370,299 (g,h,i)
1.64%                                                    03/25/37                       405,077                    22,640 (g,h,i)
1.87%                                                    10/25/29                       479,608                    29,007 (g,h,i)
1.97%                                                    12/25/30                       456,352                    23,706 (g,h,i)
2.07%                                                    06/25/36 - 07/25/37          5,743,953                   434,441 (g,h,i)
2.37%                                                    05/25/18                       799,953                    60,408 (g,h,i)
2.47%                                                    09/25/42                     1,190,451                    68,823 (g,h,i)
2.52%                                                    04/25/17 - 10/25/17            998,344                    65,123 (g,h,i)
2.57%                                                    08/25/16                       286,640                    13,616 (g,h,i)
2.97%                                                    06/25/42                       397,865                    25,671 (g,h,i)
4.00%                                                    02/25/28                        22,372                    22,106 (h)
4.50%                                                    05/25/18                       126,191                    10,923 (g,h)
4.75%                                                    11/25/14                        65,007                     3,307 (g,h)
5.00%                                                    08/25/17 - 02/25/32            193,916                    20,378 (g,h)
5.50%                                                    03/25/29 - 01/25/33            572,462                   564,848 (h)
8.00%                                                    07/25/14                        94,785                    95,880 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                    12/01/33                        96,450                    24,695 (g,h)
Federal National Mortgage Assoc. (Class S)
1.97%                                                    02/25/31                       426,696                    21,909 (g,h,i)
Federal National Mortgage Assoc. REMIC
2.07%                                                    01/25/37                     1,174,672                    87,372 (g,h,i)
4.50%                                                    11/25/13                       135,422                     4,538 (g,h)
5.00%                                                    10/25/22                       124,557                    20,241 (g,h)
5.32%                                                    03/25/31                       411,995                   404,231 (h,i)
7.00%                                                    09/25/20                           934                       956 (h)
Federal National Mortgage Assoc. REMIC (Class B)
4.82%                                                    12/25/22                           457                       392 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                 03/25/22                             5                        31 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                 05/25/22                            10                       268 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
5.30%                                                    11/01/34                       367,921                   266,397 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                    08/01/34                       744,490                   195,778 (g,h)
7.50%                                                    11/01/23                        43,151                    11,725 (g,h)
8.00%                                                    08/01/23 - 07/01/24             15,207                     3,867 (g,h)
8.50%                                                    07/25/22                           720                       159 (g,h)
9.00%                                                    05/25/22                           467                       122 (g,h)
                                                                                                                5,020,519

ASSET BACKED - 4.6%
Capital One Master Trust (Class C)
6.70%                                                    06/15/11                       200,000                   201,338 (b,h)
Carmax Auto Owner Trust
4.35%                                                    03/15/10                       131,000                   130,014 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.41%                                                    02/25/33                        70,201                    70,237 (h,i)
5.75%                                                    05/25/32                        30,890                    26,816 (h)
Citibank Credit Card Issuance Trust
4.45%                                                    04/07/10                       274,000                   272,719 (h)
Countrywide Asset-Backed Certificates
5.56%                                                    05/25/33                        17,497                    17,197 (h,i)
GSAA Trust
5.19%                                                    10/25/36                     1,325,681                 1,308,210 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                    10/15/10                       146,000                   144,810 (h)
JP Morgan Mortgage Acquisition Corp.
5.28%                                                    03/01/37                     1,000,000                   981,564 (i)
Mid-State Trust
7.54%                                                    07/01/35                         2,555                     2,741 (h)
Option One Mortgage Loan Trust
5.26%                                                    06/25/37                     1,000,000                   982,107 (i)
Peco Energy Transition Trust
6.52%                                                    12/31/10                       192,000                   200,715 (h)
Residential Asset Securities Corp.
5.63%                                                    07/25/32                         8,035                     7,874 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                    05/25/34                        50,095                    48,759 (h,i)
                                                                                                                4,395,101

CORPORATE NOTES - 25.6%
Abbey National PLC
7.95%                                                    10/26/29                       100,000                   117,071 (h)
AES Ironwood LLC
8.86%                                                    11/30/25                       257,925                   281,138 (h)
Air Jamaica Ltd.
9.38%                                                    07/08/15                       130,000                   140,075 (b,h)
Allied World Assurance Holdings Ltd.
7.50%                                                    08/01/16                             -                         - (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                    06/01/15                        90,000                    85,750 (h)
American International Group, Inc.
6.25%                                                    05/01/36                       155,000                   155,317 (h)
American Railcar Industries, Inc.
7.50%                                                    03/01/14                        60,000                    59,700 (h)
Amgen Inc.
5.85%                                                    06/01/17                        65,000                    64,161 (b,h)
Arizona Public Service Co.
6.25%                                                    08/01/16                       165,000                   165,796 (h)
BAC CAP TRUST V
5.63%                                                    03/08/35                       180,000                   157,180 (h)
Banco Santander Chile
5.38%                                                    12/09/14                       215,000                   208,094 (b,h)
BanColombia S.A.
6.88%                                                    05/25/17                        18,000                    17,505 (h)
Basell AF SCA
8.38%                                                    08/15/15                       375,000                   342,187 (b)
Bear Stearns Companies Inc.
5.85%                                                    07/19/10                       115,000                   115,298 (h)
6.95%                                                    08/10/12                       200,000                   208,523 (h)
BellSouth Corp.
4.20%                                                    09/15/09                       100,000                    98,443 (h)
6.55%                                                    06/15/34                        85,000                    86,786 (h)
Bertin Ltd.
10.25%                                                   10/05/16                       100,000                   107,000 (b,h)
BJ Services Co.
5.75%                                                    06/01/11                       165,000                   166,767 (h)
Bristol-Myers Squibb Co.
5.88%                                                    11/15/36                       100,000                    95,196 (h)
British Telecommunications PLC
8.63%                                                    12/15/10                        65,000                    71,498 (h)
Cablevision Systems Corp.
8.00%                                                    04/15/12                        50,000                    48,500 (h)
Capital One Bank
6.50%                                                    06/13/13                        75,000                    76,702 (h)
Carolina Power & Light Co.
5.15%                                                    04/01/15                        80,000                    77,540 (h)
5.70%                                                    04/01/35                        45,000                    42,003 (h)
6.13%                                                    09/15/33                       135,000                   133,216 (h)
Chubb Corp.
6.00%                                                    05/11/37                       140,000                   133,770 (h)
Citigroup, Inc.
5.13%                                                    02/14/11                       100,000                    99,547 (h)
Clarendon Alumina Production Ltd.
8.50%                                                    11/16/21                       255,000                   264,562 (b,h)
Clear Channel Communications, Inc.
4.50%                                                    01/15/10                       390,000                   361,725 (h)
Commonwealth Bank of Australia
6.02%                                                    03/29/49                       160,000                   151,824 (b,h,i)
Consumers Energy Co.
5.15%                                                    02/15/17                       125,000                   118,085 (h)
Corrections Corp of America
7.50%                                                    05/01/11                       165,000                   166,238 (h)
COX Communications, Inc.
7.13%                                                    10/01/12                       120,000                   127,235 (h)
7.75%                                                    11/01/10                       130,000                   138,582 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                    07/15/09                       205,000                   208,588 (h)
CSX Transportation, Inc.
9.75%                                                    06/15/20                       105,000                   133,873 (h)
Deluxe Corp.
3.50%                                                    10/01/07                       300,000                   300,000 (h)
Denny's Holdings Inc.
10.00%                                                   10/01/12                       300,000                   309,750 (h)
Dex Media West LLC
8.50%                                                    08/15/10                       460,000                   472,650 (h)
Dillard's, Inc.
6.63%                                                    11/15/08                       390,000                   382,688 (h)
Dominion Resources, Inc. (Series B)
6.30%                                                    09/30/66                       395,000                   390,603 (h,i)
Dover Corp.
6.50%                                                    02/15/11                        90,000                    93,368 (h)
DP WORLD Ltd.
6.85%                                                    07/02/37                       100,000                    99,295 (b,h)
Duke Energy Corp.
5.38%                                                    01/01/09                        50,000                    49,975 (h)
Dynegy Holdings Inc.
7.75%                                                    06/01/19                       260,000                   248,625 (b,h)
Edison Mission Energy
7.00%                                                    05/15/17                       300,000                   295,500 (b,h)
EI Du Pont de Nemours & Co.
4.88%                                                    04/30/14                       110,000                   105,499 (h)
El Paso Electric Co.
6.00%                                                    05/15/35                        90,000                    83,881 (h)
Empresa Energetica de Sergipe and Sociedade Anonima
de Eletrificaao da Paraiba
10.50%                                                   07/19/13                       115,000                   125,638 (b,h)
FirstEnergy Corp. (Series B)
6.45%                                                    11/15/11                       125,000                   129,233 (h)
Freescale Semiconductor Inc.
8.88%                                                    12/15/14                       300,000                   289,500
Galaxy Entertainment Finance Company Ltd.
9.88%                                                    12/15/12                       100,000                   102,000 (h)
Georgia Gulf Corp.
9.50%                                                    10/15/14                       115,000                   105,225
Globo Comunicacoes e Participacoes S.A.
7.25%                                                    04/26/22                       100,000                    97,000 (b)
GMAC LLC
5.63%                                                    05/15/09                       234,000                   227,811
Goldman Sachs Group, Inc.
6.60%                                                    01/15/12                       200,000                   208,892 (h)
6.88%                                                    01/15/11                       100,000                   104,467
GTE Corp.
6.94%                                                    04/15/28                       240,000                   252,315 (h)
Hexion US Finance Corp.
9.75%                                                    11/15/14                       260,000                   286,000
HSBC Bank USA NA
4.63%                                                    04/01/14                       150,000                   139,210
HSBC Capital Funding LP (Series 1)
9.55%                                                    12/31/49                        65,000                    71,275 (b,h,i)
HSBC Finance Corp.
6.75%                                                    05/15/11                        95,000                    98,935
HSBC Holdings PLC
6.50%                                                    05/02/36                       100,000                   100,850 (h)
Hydro Quebec
8.50%                                                    12/01/29                        75,000                   102,601 (h)
Idearc, Inc.
8.00%                                                    11/15/16                       260,000                   259,350
IIRSA Norte Finance Ltd.
8.75%                                                    05/30/24                       149,868                   176,844 (b,h)
Industrias Unidas S.A.
11.50%                                                   11/15/16                       140,000                   130,900 (b,h)
ING Capital Funding TR III
8.44%                                                    12/29/49                       175,000                   188,780 (i)
ING Groep N.V.
5.78%                                                    12/29/49                        85,000                    80,217 (i)
Inmarsat Finance PLC
8.39%                                                    11/15/12                       335,000                   320,762 (d,k)
Intergen N.V.
9.00%                                                    06/30/17                       197,000                   206,850 (b)
International Steel Group Inc.
6.50%                                                    04/15/14                       145,000                   144,791
Interoceanica IV Finance Ltd.
4.14%                                                    11/30/18                       150,000                    94,920 (b,d)
4.22%                                                    11/30/25                       150,000                    70,230 (b,d)
iStar Financial, Inc. (REIT)
7.00%                                                    03/15/08                        40,000                    39,963 (h)
JBS S.A.
9.38%                                                    02/07/11                       140,000                   143,850
JP Morgan Chase Bank
5.88%                                                    06/13/16                        25,000                    25,130
Kansas Gas & Electric
5.65%                                                    03/29/21                       105,000                   101,109 (h)
Kazkommerts International BV
7.00%                                                    11/03/09                        40,000                    38,300 (b)
Libbey Glass Inc.
12.38%                                                   06/01/11                       145,000                   156,962 (i)
Lippo Karawaci Finance BV
8.88%                                                    03/09/11                       150,000                   145,276
Lukoil International Finance BV
6.36%                                                    06/07/17                       110,000                   105,600 (b)
Majestic Star Casino LLC
9.50%                                                    10/15/10                       300,000                   288,000 (h)
Marfrig Overseas Ltd.
9.63%                                                    11/16/16                       140,000                   144,550 (b)
Markel Corp.
7.35%                                                    08/15/34                        60,000                    61,722 (h)
MBIA, Inc.
5.70%                                                    12/01/34                        90,000                    73,673
Mediacom LLC
9.50%                                                    01/15/13                       230,000                   232,875 (h)
Merck & Company, Inc.
5.75%                                                    11/15/36                        70,000                    66,078 (h)
MGM Mirage
7.50%                                                    06/01/16                       170,000                   168,938
Midamerican Energy Holdings Co.
6.13%                                                    04/01/36                       115,000                   111,640 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                    12/29/49                        75,000                    78,119
Munich Re America Corp. (Series B)
7.45%                                                    12/15/26                       105,000                   119,166 (h)
NAK Naftogaz Ukrainy
8.13%                                                    09/30/09                       100,000                    95,710
Nakilat Inc.
6.07%                                                    12/31/33                       215,000                   207,447 (b,h)
6.27%                                                    12/31/33                       130,000                   126,182 (b,h)
Nelnet, Inc.
5.13%                                                    06/01/10                       205,000                   196,999 (h)
Nevada Power Co. (Series N)
6.65%                                                    04/01/36                        75,000                    74,450 (h)
Nisource Finance Corp.
7.88%                                                    11/15/10                        50,000                    53,589 (h)
Norfolk Southern Corp.
8.63%                                                    05/15/10                       155,000                   168,061 (h)
Norfolk Southern Railway Co.
9.75%                                                    06/15/20                       170,000                   222,857 (h)
Northern States Power Co.
6.25%                                                    06/01/36                        65,000                    66,896 (h)
NorthWestern Corp.
5.88%                                                    11/01/14                        85,000                    82,868 (h)
Ohio Power Co. (Series E)
6.60%                                                    02/15/33                        65,000                    67,548 (h)
OPTI Canada Inc.
8.25%                                                    12/15/14                       265,000                   266,988 (b,h)
Orion Power Holdings Inc.
12.00%                                                   05/01/10                       260,000                   284,700
Owens Brockway Glass Container Inc.
8.88%                                                    02/15/09                       210,000                   213,150
Pacific Bell
7.13%                                                    03/15/26                        85,000                    89,400 (h)
Pacific Gas & Electric Co.
5.80%                                                    03/01/37                       105,000                    98,884
PanAmSat Corp.
9.00%                                                    08/15/14                       240,000                   247,200 (h)
Pemex Finance Ltd.
9.03%                                                    02/15/11                        45,500                    48,695 (h)
Pemex Project Funding Master Trust
7.88%                                                    02/01/09                        65,000                    67,049
PNC Preferred Funding Trust I
6.52%                                                    12/31/49                       225,000                   225,867 (b,i)
Potomac Edison Co.
5.35%                                                    11/15/14                        95,000                    91,891 (h)
Puget Sound Energy, Inc.
5.48%                                                    06/01/35                       110,000                    96,549 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                    06/01/67                       210,000                   201,524 (i)
Pulte Homes, Inc.
4.88%                                                    07/15/09                       130,000                   120,951 (h)
Rabobank Capital Funding Trust
5.25%                                                    12/29/49                       130,000                   119,635 (b,h,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                   04/02/49                       150,000                   150,750 (b)
Reichhold Industries, Inc.
9.00%                                                    08/15/14                       130,000                   128,700 (b,h)
Resona Bank Ltd.
5.85%                                                    09/29/49                       115,000                   108,156 (b,h,i)
Rock-Tenn Co.
8.20%                                                    08/15/11                       285,000                   294,619
Royal Bank of Scotland Group PLC
5.00%                                                    10/01/14                       115,000                   109,282 (h)
RSHB Capital S.A.
6.30%                                                    05/15/17                       100,000                    94,140 (b)
Sabine Pass LNG LP
7.25%                                                    11/30/13                       185,000                   182,225
7.50%                                                    11/30/16                       265,000                   261,025
Security Benefit Life Insurance
8.75%                                                    05/15/16                       120,000                   134,814 (b)
Seitel, Inc.
9.75%                                                    02/15/14                       300,000                   283,500
Sierra Pacific Resources
8.63%                                                    03/15/14                       450,000                   476,335
Skandinaviska Enskilda Banken AB
7.50%                                                    03/29/49                       250,000                   258,755 (b,h,i)
SLM Corp.
4.50%                                                    07/26/10                       390,000                   364,983
Southern Copper Corp.
7.50%                                                    07/27/35                        29,000                    31,309
Southern Natural Gas Co.
5.90%                                                    04/01/17                        75,000                    72,990 (b)
Sovereign Capital Trust VI
7.91%                                                    06/13/36                       320,000                   337,678 (h)
Sprint Capital Corp.
7.63%                                                    01/30/11                       400,000                   423,989
Stallion Oilfield Finance Corp.
9.75%                                                    02/01/15                       260,000                   251,875 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                    12/03/14                       210,000                   206,430 (i)
Stewart Enterprises, Inc.
6.25%                                                    02/15/13                       135,000                   131,288 (h)
Telecom Italia Capital S.A.
6.20%                                                    07/18/11                        95,000                    97,237
Telefonica Emisiones SAU
5.86%                                                    02/04/13                       150,000                   151,613
Tennessee Gas Pipeline Co.
7.63%                                                    04/01/37                        85,000                    91,771
8.38%                                                    06/15/32                       110,000                   129,270
Titan Petrochemicals Group Ltd.
8.50%                                                    03/18/12                       100,000                    89,000 (b)
TNK-BP Finance S.A.
6.63%                                                    03/20/17                       100,000                    93,130 (b)
Tronox Worldwide LLC
9.50%                                                    12/01/12                       180,000                   179,550 (h)
UBS Preferred Funding Trust I
8.62%                                                    10/29/49                       125,000                   134,688 (i)
Valspar Corp.
5.63%                                                    05/01/12                       110,000                   110,323
VeraSun Energy Corp.
9.38%                                                    06/01/17                       290,000                   249,400 (b)
Verizon Global Funding Corp.
7.25%                                                    12/01/10                       220,000                   233,684
Verizon Pennsylvania, Inc.
8.35%                                                    12/15/30                        70,000                    83,603 (h)
8.75%                                                    08/15/31                       110,000                   138,399 (h)
VTB Capital S.A.
5.96%                                                    08/01/08                       115,000                   113,850 (b,h,i)
Weatherford International, Inc.
5.95%                                                    06/15/12                        70,000                    71,222 (b)
Westar Energy, Inc.
7.13%                                                    08/01/09                       100,000                   101,794 (h)
Westlake Chemical Corp.
6.63%                                                    01/15/16                       250,000                   237,500 (h)
Wisconsin Electric Power
5.70%                                                    12/01/36                        40,000                    37,632 (h)
                                                                                                               24,254,455

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%
Banc of America Commercial Mortgage Inc.
4.13%                                                    07/10/42                       200,000                   196,379 (h)
5.32%                                                    10/10/11                       148,000                   147,273 (h)
5.87%                                                    04/10/49                       800,000                   807,134 (h)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                    05/11/35                       287,374                   291,611 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                    04/10/17                       100,000                    94,520 (h)
Banc of America Funding Corp.
5.76%                                                    03/20/36                        69,641                    70,411 (h,i)
5.83%                                                    02/20/36                       174,371                   172,753 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                                    01/25/36                        74,545                    72,203 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                    07/25/35                        71,892                    72,394 (h)
Bear Stearns Commercial Mortgage Securities
5.48%                                                    10/12/41                       245,000                   245,113 (h,i)
5.53%                                                    10/12/41                       245,000                   242,351 (h,i)
6.02%                                                    02/14/31                       300,000                   302,495 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.85%                                                    06/11/40                       600,000                   605,017 (h,i)
CalSTRS Trust
4.13%                                                    11/20/12                       357,303                   356,721 (b,h)
Countrywide Alternative Loan Trust
5.98%                                                    05/25/36                        24,618                    16,690 (h,i)
6.00%                                                    03/25/36 - 08/25/36            132,182                    72,760 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                    05/25/36 - 08/25/36             64,270                    48,178 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.46%                                                    02/25/47                       204,778                   203,042 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                    12/25/35                        73,324                    65,672 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                                    09/15/39                       217,000                   215,457 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                    02/25/36                        39,282                    35,354 (h,i)
Crusade Global Trust (Class A)
5.84%                                                    09/18/34                       102,523                   102,735 (h,i)
CS First Boston Mortgage Securities Corp.
1.56%                                                    03/15/35                     3,159,415                    96,613 (b,h,i)
5.25%                                                    08/25/34                        66,554                    66,028 (h)
5.33%                                                    10/25/35                        73,910                    65,215 (h,i)
5.38%                                                    07/15/37                     2,378,726                    55,392 (b,d,h,i)
6.13%                                                    04/15/37                       175,000                   179,899 (h)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                    09/15/34                       200,000                   200,978 (h)
6.53%                                                    06/15/34                       200,000                   207,504 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                    11/10/33                       181,142                   189,217 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                                    11/18/35                       113,319                   113,514 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                    05/15/35                       305,294                   307,063 (h)
6.47%                                                    04/15/34                       159,000                   164,237 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.27%                                                    12/10/41                     3,930,529                    74,200 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                    04/10/37                       301,000                   301,521 (h)
Indymac INDA Mortgage Loan Trust
5.14%                                                    01/25/36                        99,797                    92,874 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.14%                                                    01/25/36                        99,797                    96,869 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                    01/12/39                     2,509,194                    72,972 (b,h,i)
5.94%                                                    02/12/49                     1,100,000                 1,108,591 (i)
6.47%                                                    11/15/35                       190,000                   197,574 (h)
7.23%                                                    02/12/51                        40,000                    37,562 (b,d,i)
JP Morgan Mortgage Trust
5.86%                                                    04/25/37                       160,000                   165,196 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                                    09/15/27                       495,000                   486,179 (h,i)
5.22%                                                    01/18/12                     3,234,344                    74,566 (d,h,i)
5.26%                                                    09/15/39                       150,000                   150,350 (h)
5.42%                                                    02/15/40                       800,000                   789,299
6.23%                                                    03/15/26                       130,000                   131,388 (h)
6.98%                                                    10/15/35                       769,795                    31,710 (b,d,h,i)
7.69%                                                    03/15/36                     3,182,910                    86,421 (b,d,h,i)
7.79%                                                    02/15/40                     2,704,664                    56,226 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                    12/15/30                       172,000                   177,258 (h)
6.65%                                                    11/15/27                       144,000                   150,079 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                    07/14/16                        34,000                    35,846 (b,h)
LB-UBS Commercial Mortgage Trust (Class E)
6.81%                                                    07/15/40                        75,000                    72,911 (d,i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                    07/15/40                        70,000                    65,766 (i)
LB-UBS Commercial Mortgage Trust (Class X)
4.62%                                                    09/15/39                     6,830,000                   207,916 (d,h,i)
Master Alternative Loans Trust
5.00%                                                    08/25/18                       162,856                    25,599 (g,h)
6.50%                                                    08/25/34 - 05/25/35            453,243                   454,794 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                    01/25/35                       122,382                   125,288 (h)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                    03/12/51                       800,000                   790,575 (i)
5.81%                                                    06/12/50                       500,000                   501,354 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                    02/25/36                        59,995                    57,970 (h,i)
Morgan Stanley Capital I
5.28%                                                    12/15/43                       102,000                   101,539 (h,i)
5.33%                                                    12/15/43                       102,000                   100,309 (h,i)
5.39%                                                    11/12/41                       280,000                   267,616 (h,i)
5.44%                                                    02/20/44                       250,000                   247,359 (b,i)
5.45%                                                    02/12/44                       800,000                   789,403 (i)
5.69%                                                    04/15/49                       600,000                   601,065 (i)
5.71%                                                    07/20/44                       100,000                   101,179 (h)
7.11%                                                    04/15/33                       481,547                   493,559 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                    02/12/44                       175,000                   175,158 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                                    10/15/33                       180,155                   187,355 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                    10/15/35                       150,000                   155,549 (h)
6.54%                                                    02/15/31                        20,509                    20,976 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                    03/15/30                       440,744                   442,369 (h)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                    03/12/34                       300,000                   309,669
Residential Funding Mortgage Security I
5.75%                                                    01/25/36                       196,452                   173,519 (h)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                    12/15/43                       800,000                   781,827
5.42%                                                    04/15/47                       400,000                   399,776
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                    08/25/35                       106,207                   103,669 (h,i)
5.50%                                                    01/25/36                       149,994                   131,429 (h)
                                                                                                               18,284,102

SOVEREIGN BONDS - 0.3%
Government of Bahamas
6.63%                                                    05/15/33                       125,000                   136,221 (b,h)
Government of Panama
6.70%                                                    01/26/36                       105,000                   107,888
                                                                                                                  244,109

TOTAL BONDS AND NOTES                                                                                          97,232,156
 (COST $99,933,686)


------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 19.7%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 14.0%
Bear Stearns Asset Backed Securities Inc.
5.35%                                                    11/25/35                     2,000,000                 1,961,453 (h,i)
Countrywide Asset-Backed Certificates
5.24%                                                    06/25/35                       571,669                   565,379 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.79%                                                    01/20/33                       269,858                   265,802 (h,i)
Nissan Auto Lease Trust
5.82%                                                    02/15/13                     1,340,000                 1,329,950 (i)
RAAC Series (Class A)
5.30%                                                    08/25/36                     4,353,000                 4,260,007 (h,i)
Residential Asset Mortgage Products, Inc.
5.33%                                                    04/25/35                     5,000,000                 4,874,910 (h,i)
5.46%                                                    12/25/33                        17,792                    17,793 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
5.69%                                                    06/25/32                        32,200                    31,791 (h,i)
                                                                                                               13,307,085

CORPORATE NOTES - 2.1%
Morgan Stanley
5.41%                                                    05/07/09                     2,000,000                 1,983,836 (i)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Granite Mortgages PLC (Class 1)
5.54%                                                    01/20/43                       400,000                   399,904 (h,i)
JP Morgan Alternative Loan Trust
5.19%                                                    08/25/36                       962,992                   962,345 (h,i)
Puma Finance Ltd. (Class A)
5.55%                                                    10/11/34                       151,811                   151,219 (h,i)
Residential Accredit Loans, Inc.
5.31%                                                    07/25/36                     2,069,054                 1,948,545 (h,i)
                                                                                                                3,462,013

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                                18,752,934
SECURITIES ON LOAN
 (COST $19,168,470)

TOTAL INVESTMENT IN SECURITIES                                                                                115,985,090
 (COST $119,102,156)

                                                                                      NUMBER OF
                                                                                         SHARES                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.7%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                                 8,261,185             $   8,261,185 (d,l)
(COST $8,261,185)

TOTAL INVESTMENTS                                                                                             124,246,275
(COST $127,363,341)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.9)%                                                         (29,363,832)

                                                                                                            -------------
NET ASSETS - 100.0%                                                                                         $  94,882,443
                                                                                                            =============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at September
30, 2007 (unaudited):

                                                                                    NUMBER OF    CURRENT NOTIONAL       UNREALIZED
DESCRIPTION                                                  EXPIRATION DATE        CONTRACTS          VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures                             December 2007            47           $9,731,203          $  2,317
U.S. Treasury Notes 10 Yr. Futures                            December 2007            10            1,092,813           (13,153)
                                                                                                                       ---------
                                                                                                                        $(10,836)
                                                                                                                       =========

GEI REAL ESTATE SECURITIES

SCHEDULE OF INVESTMENTS -  SEPTEMBER 30, 2007
(UNAUDITED)

                                                            NUMBER OF SHARES                     VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (REIT) - 90.3%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED - 6.0%
Cousins Properties, Inc.                                              37,145             $   1,090,577
Vornado Realty Trust                                                  56,670                 6,196,864
                                                                                             7,287,441

FREESTANDING - 2.8%
National Retail Properties, Inc.                                     141,772                 3,456,401

HEALTHCARE - 5.2%
Healthcare REIT Inc.                                                  37,540                 1,660,770
Healthcare Realty Trust Inc.                                          22,520                   600,383
Nationwide Health Properties Inc.                                     80,360                 2,421,247
Ventas, Inc.                                                          39,490                 1,634,886
                                                                                             6,317,286

HOTEL - 5.5%
Ashford Hospitality Trust, Inc.                                      104,060                 1,045,803
DiamondRock Hospitality Co.                                           50,440                   878,160
FelCor Lodging Trust Inc.                                             10,110                   201,492
Host Hotels & Resorts Inc.                                           137,620                 3,088,193
Sunstone Hotel Investors, Inc.                                        56,914                 1,459,275
                                                                                             6,672,923

INDUSTRIAL - 7.8%
AMB Property Corp.                                                    66,040                 3,949,852
Prologis                                                              84,370                 5,597,950
                                                                                             9,547,802

MULTIFAMILY - 17.6%
American Campus Communities, Inc.                                     29,518                   864,582
Archstone-Smith Trust                                                 31,470                 1,892,606
AvalonBay Communities, Inc.                                           28,900                 3,411,934
BRE Properties, Inc.                                                  48,450                 2,709,808
Equity Residential                                                    47,380                 2,007,017
Essex Property Trust, Inc.                                            35,000                 4,114,950
Home Properties Inc.                                                  25,670                 1,339,461
Post Properties, Inc.                                                 17,200                   665,640
UDR, Inc.                                                            186,720                 4,541,030
                                                                                            21,547,028

OFFICE - 12.8%
Alexandria Real Estate Equities, Inc.                                 39,020                 3,756,065
Boston Properties, Inc.                                               45,439                 4,721,112
Highwoods Properties, Inc.                                            53,940                 1,977,980
Kilroy Realty Corp.                                                   24,430                 1,481,191 (h)
SL Green Realty Corp.                                                 31,240                 3,647,895
                                                                                            15,584,243

OFFICE/INDUSTRIAL - 2.8%
Liberty Property Trust                                                84,140                 3,383,269


REGIONAL MALLS - 14.5%
CBL & Associates Properties, Inc.                                     26,134                   915,997
General Growth Properties, Inc.                                      110,920                 5,947,530
Macerich Co.                                                          20,065                 1,757,293
Simon Property Group, Inc.                                            90,710                 9,071,000
                                                                                            17,691,820

SELF STORAGE - 2.3%
Public Storage, Inc.                                                  35,900                 2,823,535

SHOPPING CENTERS - 12.5%
Acadia Realty Trust                                                   47,940                 1,300,612
Developers Diversified Realty Corp.                                   49,780                 2,781,209
Federal Realty Investment Trust                                       42,070                 3,727,402
Inland Real Estate Corp.                                              50,220                   777,908
Kimco Realty Corp.                                                    90,551                 4,093,811
Regency Centers Corp.                                                 34,560                 2,652,480
                                                                                            15,333,422

SPECIALTY - 0.5%
Digital Realty Trust, Inc.                                            14,530                   572,337

TOTAL COMMON STOCK (REIT)                                                                  110,217,507
(COST $105,084,912)

-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 7.4%
-----------------------------------------------------------------------------------------------------------------------

HOTEL - 2.3%
Starwood Hotels & Resorts Worldwide, Inc.                             47,060                 2,858,895

OFFICE - 3.4%
Brookfield Properties Corp.                                          167,790                 4,177,971

SPECIALTY - 1.7%
American Tower Corp. (Class A)                                        46,500                 2,024,610 (a)

TOTAL COMMON STOCK                                                                           9,061,476
(COST $9,782,697)

TOTAL INVESTMENTS IN SECURITIES                                                            119,278,983
(COST $114,867,609)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.9%
-----------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                     2,259,654                 2,259,654 (d.l)
5.43%
(COST $2,259,654)

TOTAL INVESTMENTS                                                                          121,538,637
(COST $117,127,263)

OTHER ASSETS AND LIABLITES, NET - 0.4%                                                         518,925

                                                                                          ------------
NET ASSETS  - 100.0%                                                                      $122,057,562
                                                                                          ============


NOTES TO SCHEDULES OF INVESTMENTS September 30, 2007 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2007, these securities amounted to $737,496; $7,360,712; and $2,488,097 or 0.78%, 7.76%, and 0.10% of net
     assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o)  Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.


*    Less than 0.1%.


+    Percentages are based on net assets as of September 30, 2007.



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  November 19, 2007